UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number: 811-06431

MANAGERS TRUST II

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: December 31st

Date of reporting period: MARCH 31, 2010	(1st Quarter End Portfolio Holdings)

Item 1.	SCHEDULE OF INVESTMENTS.

Managers Short Duration Government Fund

March 31, 2010

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount	Value
U.S. Government and Agency Obligations—86.7% [1]
Federal Home Loan Mortgage Corporation—35.9%
FHLMC, 2.725%, 10/01/33, (10/01/10) [7]	$2,232,367	$2,298,364
FHLMC, 2.934%, 07/01/34, (06/01/10) [7,9]	673,734	688,476
FHLMC, 2.951%, 05/01/34, (06/01/10) [7,9]	375,532	383,747
FHLMC, 3.606%, 06/01/35, (09/01/10) [7]	1,460,295	1,523,240
FHLMC, 4.000%, 09/15/15	581,748	588,431
FHLMC, 4.889%, 12/01/35, (10/01/10) [7]	1,193,674	1,246,448
FHLMC, 5.000%, 05/01/18 [9]	940,968	1,005,045
FHLMC, 5.000%, 06/15/27 [9]	2,342,847	2,383,160
FHLMC, 5.000%, 05/01/18 to 09/15/31	3,110,296	3,190,549
FHLMC, 5.298%, 09/01/35, (09/01/10) [7]	3,199,202	3,336,513
FHLMC, 5.500%, 11/01/19 [9]	4,472,356	4,821,636
FHLMC, 5.755%, 02/01/37, (02/01/12) [7,9]	3,342,981	3,538,396
FHLMC Gold Pool, 7.500%, 12/01/15	3,683	4,006
FHLMC Gold Pool, 0.480%, 06/15/35, (04/15/10) [7,9]	4,518,416	4,511,563
FHLMC Gold Pool, 3.750%, 11/15/25 [9]	1,457,043	1,473,811
FHLMC Gold Pool, 5.000%, 05/01/18 [9]	887,668	948,116
FHLMC Gold Pool, 5.000%, 01/01/19 [9]	1,164,375	1,243,666
FHLMC Gold Pool, 5.000%, 04/01/19 to 08/01/19	829,968	884,931
FHLMC Gold Pool, 5.500%, 11/01/17 [9]	507,700	547,667
FHLMC Gold Pool, 5.500%, 12/01/17 to 01/01/20	5,206,125	5,612,846
FHLMC Gold Pool, 7.000%, 06/01/17	2,081,876	2,254,681
FHLMC Gold Pool, 7.500%, 04/01/15 to 03/01/33	1,220,374	1,373,122
FHLMC REMICS, Series 2870, Class CN, 4.000%, 10/15/27	529,727	542,400
FHLMC REMICS, Series 2003-86, Class OX, 4.500%, 09/15/26	357,489	362,585
FHLMC REMICS, Series 2769, Class BX, 4.500%, 07/15/27	459,759	471,771
FHLMC REMICS, Series 2885, Class DE, 4.500%, 12/15/17	318,664	331,490
FHLMC REMICS, Series 3059, Class PA, 5.500%, 10/15/26	1,996,243	2,025,636
FHLMC REMICS, Series 3153, Class NB, 5.500%, 02/15/27	727,128	736,834
FHLMC Structured Pass Through Securities, 7.500%, 02/25/42	122,383	139,631
FHLMC Structured Pass Through Securities, Series T-51, Class 2A, 7.500%, 08/25/42 [10]	195,845	223,447
FHLMC, Series 2551, Class CH, 4.000%, 12/15/16	724,547	739,802
FHLMC, Series 2608, Class GJ, 4.000%, 03/15/17	808,155	827,358
FHLMC, Series 2542, Class ER, 5.000%, 07/15/16	3,093,403	3,120,074
FHLMC, Series 2561, Class BH, 4.500%, 05/15/17	2,106,017	2,181,157
FHLMC, Series 2561, Class EO, 4.500%, 09/15/16 [9]	1,977,639	2,013,583
FHLMC, Series 2589, Class GD, 5.000%, 09/15/28 [13]	28,711	28,711
FHLMC, Series 2608, Class SJ, 6.870%, 03/15/17, (04/15/10) [7]	825,027	37,683
FHLMC, Series 2628, Class PV, 3.750%, 10/15/16	194,907	196,629
FHLMC, Series 2638, Class OW, 4.500%, 10/15/27	10,000,000	10,313,875
FHLMC, Series 2640, Class TK, 3.500%, 11/15/26	1,166,818	1,177,146
FHLMC, Series 2675, Class CB, 4.000%, 05/15/16	855,179	877,988
FHLMC, Series 2677, Class BA, 4.000%, 09/15/16	1,885,990	1,944,247
FHLMC, Series 2691, Class TC, 4.500%, 07/15/26	1,253,251	1,268,127
FHLMC, Series 2697, Class LP, 4.500%, 10/15/19	395,222	403,400
FHLMC, Series 2707, Class PC, 5.000%, 02/15/17	3,095,853	3,153,407
FHLMC, Series 2725, Class PC, 4.500%, 05/15/28	1,884,199	1,911,499
FHLMC, Series 2753, Class PC, 5.000%, 05/15/26	2,319,550	2,363,648
FHLMC, Series 2760, Class EB, 4.500%, 09/15/16	2,388,529	2,450,069
FHLMC, Series 2760, Class PN, 4.500%, 11/15/27	2,930,340	3,012,475
FHLMC, Series 2764, Class UC, 5.000%, 05/15/27	4,922,921	5,065,089
FHLMC, Series 2827, Class TC, 5.000%, 10/15/28	766,149	793,248
FHLMC, Series 2866, Class WC, 5.000%, 01/15/27	3,439,162	3,536,126

Managers Short Duration Government Fund

March 31, 2010

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount	Value
Federal Home Loan Mortgage Corporation—35.9% (continued)
FHLMC, Series 2877, Class MV, 4.750%, 12/15/28	$1,589,186	$1,647,902
FHLMC, Series 2890, Class AB, 3.750%, 12/15/11	896,552	901,283
FHLMC, Series 2939, Class DE, 4.750%, 04/15/25	6,424,685	6,670,327
FHLMC, Series 2958, Class NB, 5.000%, 05/15/25	186,829	186,825
FHLMC, Series 2960, Class NE, 5.000%, 08/15/31	6,684,272	6,870,515
FHLMC, Series 2963, Class WL, 4.500%, 07/15/25	137,243	137,670
FHLMC, Series 2964, Class NA, 5.500%, 02/15/26	537,442	542,617
FHLMC, Series 2984, Class NA, 5.500%, 04/15/26	2,311,002	2,346,544
FHLMC, Series 3062, Class HB, 5.000%, 03/15/25	348,085	354,329
FHLMC, Series 3138, Class PA, 5.500%, 02/15/27	1,793,257	1,823,973
FHLMC, Series 3165, Class JA, 5.500%, 04/15/26	412,639	420,136
FHLMC, Series 3249, Class CJ, 4.250%, 01/15/29	2,278,023	2,330,967
FHLMC, Series 3449, Class AI, 4.500%, 10/15/20	2,103,137	115,785
FHLMC, Series 3560, Class KS, 6.170%, 11/15/36, (04/15/10) [7]	3,114,901	390,565
Total Federal Home Loan Mortgage Corporation		120,846,987
Federal National Mortgage Association—43.1%
FNMA, 0.566%, 11/25/30, (04/25/10) [7,9]	2,361,411	2,353,540
FNMA, 0.646%, 03/25/35, (04/25/10) [7,9]	2,376,547	2,322,114
FNMA, 2.068%, 08/01/33, (07/01/10) [7]	657,108	671,790
FNMA, 2.075%, 02/01/33, (07/01/10) [7]	3,307,963	3,376,714
FNMA, 2.121%, 01/01/35, (06/01/10) [7]	1,089,079	1,128,635
FNMA, 2.127%, 08/01/34, (05/01/10) [7]	876,376	894,219
FNMA, 2.184%, 01/01/35, (06/01/10) [7]	603,847	610,415
FNMA, 2.262%, 11/01/34, (06/01/10) [7]	786,402	807,966
FNMA, 2.381%, 06/01/34, (06/01/10) [7]	2,229,392	2,288,360
FNMA, 2.869%, 06/01/34, (06/01/10) [7]	1,831,467	1,895,084
FNMA, 2.958%, 01/01/33, (01/01/11) [7]	2,475,484	2,557,199
FNMA, 2.987%, 09/01/33, (09/01/10) [7,9]	1,136,022	1,164,569
FNMA, 3.258%, 01/01/33, (12/01/10) [7]	73,259	75,665
FNMA, 3.358%, 02/01/37, (12/01/10) [7]	929,725	958,138
FNMA, 3.442%, 08/01/34, (08/01/10) [7]	1,273,273	1,324,319
FNMA, 3.500%, 12/15/14	265,266	265,508
FNMA, 3.805%, 03/01/36, (09/01/10) [7]	3,633,442	3,791,803
FNMA, 3.836%, 03/01/36, (09/01/10) [7]	2,994,247	3,120,970
FNMA, 4.000%, TBA	3,000,000	3,043,125
FNMA, 4.156%, 04/01/35, (09/01/10) [7]	1,140,152	1,183,610
FNMA, 4.903%, 06/01/35, (06/01/10) [7]	612,961	633,795
FNMA, 4.955%, 06/01/35, (06/01/10) [7]	630,635	648,510
FNMA, 4.967%. 01/01/36, (11/01/10) [7]	434,471	454,451
FNMA, 5.000%, 03/01/18 to 03/25/27 [9]	9,537,613	10,060,192
FNMA, 5.156%, 01/01/36, (12/01/10) [7]	170,369	178,831
FNMA, 5.293%, 06/01/37, (05/01/10) [7]	1,294,083	1,337,557
FNMA, 5.365%, 08/01/36, (05/01/11) [7]	697,495	729,189
FNMA, 5.486%, 05/01/36, (05/01/11) [7]	614,506	639,372
FNMA, 5.500%, 11/01/18 [9]	1,324,906	1,418,648
FNMA, 5.500%, 12/01/18 to 12/25/26	2,933,999	3,102,963
FNMA, 5.866%, 09/01/37, (09/01/12) [7]	1,393,199	1,457,997
FNMA, 6.000%, 09/01/22 [9]	3,362,192	3,628,447
FNMA, 6.000%, 03/01/17 to 11/01/23	9,703,423	10,486,903
FNMA, 6.000%, TBA	4,400,000	4,741,000
FNMA, 6.500%, 04/01/17 [9]	606,203	656,828
FNMA, 6.500%, 08/01/32	1,111,242	1,227,765
FNMA, 7.000%, 09/01/14	792,993	857,134

Managers Short Duration Government Fund

March 31, 2010

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount	Value
Federal National Mortgage Association—43.1% (continued)
FNMA, 7.500%, 12/01/33 to 01/01/34	$240,389	$266,862
FNMA Grantor Trust, Series 2002-T5, Class A1, 0.486%, 05/25/32, (04/26/10) [7]	516,031	480,909
FNMA Grantor Trust Pass Through, Series 2004-T1, Class 1A2, 6.500%, 01/25/44	775,784	850,454
FNMA Pass Through Securities, Series 2002-33, Class A2, 7.500%, 06/25/32	120,011	136,812
FNMA, Series 2006-117, Class GF, 0.596%, 12/25/36, (04/25/10) [7]	3,149,080	3,134,828
FNMA, Series 2006-119, Class HF, 0.596%, 12/25/36, (04/25/10) [7]	2,617,934	2,602,461
FNMA, Series 2007-63, Class FM, 0.616%, 07/25/37, (04/25/10) [7]	3,565,281	3,544,661
FNMA, Series 2007-25, Class FA, 0.646%, 04/25/37, (04/25/10) [7]	4,564,124	4,549,336
FNMA, Series 2006-70, Class BF, 0.796%, 08/25/36, (04/25/10) [7]	3,322,775	3,322,604
FNMA, Series 2003-86, Class OX, 4.500%, 09/25/26	246,079	249,188
FNMA, Series 2003-37, Class PC, 4.500%, 06/25/27 [9]	1,428,348	1,450,002
FNMA, Series 2002-94, Class CA, 5.000%, 05/25/17	6,526,607	6,736,258
FNMA, Series 2005-86, Class WH, 5.000%, 11/25/25	881,671	892,270
FNMA, Series 2006-75, Class YA, 5.000%, 12/25/25	729,445	749,614
FNMA, Series 2006-107, Class QA, 5.000%, 04/25/27	1,907,661	1,966,063
FNMA, Series 2005-33, Class QA, 5.000%, 06/25/27	392,717	398,200
FNMA, Series 2003-32, Class PG, 5.000%, 10/25/27 [9]	1,400,636	1,404,980
FNMA, Series 2882, Class YB, 5.000%, 10/15/27	1,842,161	1,903,695
FNMA, Series 2005-15, Class EA, 5.000%, 10/25/28	1,474,154	1,534,611
FNMA, Series 2005-16, Class LY, 5.500%, 09/25/25	72,078	72,060
FNMA, Series 3101, Class PA, 5.500%, 10/15/25	915,933	931,968
FNMA, Series 2006-44, Class OA, 5.500%, 12/25/26	4,087,398	4,196,382
FNMA, Series 2005-57, Class PA, 5.500%, 05/25/27	2,515,429	2,535,605
FNMA, Series 2006-57, Class PA, 5.500%, 08/25/27	2,431,741	2,495,833
FNMA, Series 2005-99, Class KC, 5.500%, 02/25/28	1,311,258	1,341,362
FNMA, Series 2006-48, Class TA, 5.500%, 04/25/28	1,968,389	2,030,385
FNMA, Series 2006-129, Class PA, 5.500%, 07/25/28	893,726	920,428
FNMA, Series 2009-42, Class SI, 5.754%, 06/25/39, (04/25/10) [7]	1,942,223	163,314
FNMA, Series 2009-111, Class SE, 6.004%, 01/25/40, (04/25/10) [7]	2,768,410	245,268
FNMA, Series 2007-85, Class SB, 6.304%, 09/25/37, (04/25/10) [7]	2,419,888	231,526
FNMA, Series 2003-73, Class SM, 6.354%, 04/25/18, (04/25/10) [7]	954,052	87,078
FNMA, Series 2004-51, Class SX, 6.874%, 07/25/34, (04/25/10) [7]	1,255,013	188,025
FNMA, Series 1993-139, Class GA, 7.000%, 08/25/23 [9]	1,967,860	2,009,573
FNMA, Series 2006-101, Class SE, 7.004%, 10/25/36, (04/25/10) [7]	1,547,689	208,111
FNMA Whole Loan, Series 2005-W2, Class A1, 0.446%, 05/25/35, (04/25/10) [7,9]	4,498,590	4,482,060
FNMA Whole Loan, Series 2003-W8, Class 3F1, 0.646%, 05/25/42, (04/25/10) [7,9]	1,898,833	1,857,891
FNMA Whole Loan, Series 2004-W14, Class 1AF, 0.646%, 07/25/44, (04/25/10) [7,9]	3,919,345	3,970,752
FNMA Whole Loan, Series 2004-W5, Class F1, 0.696%, 02/25/47, (04/25/10) [7]	951,451	927,793
FNMA Whole Loan, Series 2002-W1, Class 2A, 7.500%, 02/25/42 [9,10]	573,636	653,945
FNMA Whole Loan, Series 2002-W6, Class 2A, 7.500%, 06/25/42	1,886,596	2,150,719
FNMA Whole Loan, Series 2003-W4, Class 4A, 7.500%, 10/25/42 [9]	983,403	1,121,080
FNMA Whole Loan, Series 2003-W1, Class 2A, 7.500%, 12/25/42	32,398	36,286
Total Federal National Mortgage Association		145,124,577
Government National Mortgage Association—4.3%
GNMA, 2.625%, 03/20/37, (04/01/11) [7]	571,492	581,810
GNMA, 2.750%, 10/20/34, (01/01/11) [7]	390,425	396,879
GNMA, 3.000%, 10/20/32, (01/01/11) [7]	297,747	302,509
GNMA, 3.125%, 10/20/17, (01/01/11) [7,9]	62,954	64,235
GNMA, 3.125%, 11/20/17 to 11/20/27, (01/01/11) [7]	1,674,641	1,701,240
GNMA, 3.500%, 02/20/34	404,909	413,106
GNMA, 3.500%, 07/20/35, (10/01/10) [7,9]	1,774,271	1,812,119
GNMA, 3.500%, 09/20/35, (10/01/10) [7]	1,336,676	1,365,465
GNMA, 3.625%, 07/20/18 to 09/20/35, (10/01/10) [7]	4,174,634	4,291,818

Managers Short Duration Government Fund

March 31, 2010

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount		Value
Government National Mortgage Association—4.3% (continued)
GNMA, 3.750%, 01/20/32, (04/01/11) [7]	$151,735		$156,674
GNMA, 4.000%, 03/20/35, (04/01/11) [7]	99,670		102,903
GNMA, 4.000%, 06/20/35, (07/01/10) [7]	116,432		120,478
GNMA, 4.250%, 01/20/28, (04/01/11) [7]	77,136		79,911
GNMA, 4.375%, 04/20/24, (07/01/10) [7,9]	615,392		634,875
GNMA, 4.375%, 05/20/27, (07/01/10) [7,9]	533,092		550,302
GNMA, 4.375%, 06/20/22 to 05/20/33, (07/01/10) [7]	341,811		353,589
GNMA, 4.375%, 03/20/21 to 03/20/23, (04/01/11) [7]	159,056		164,910
GNMA, 4.500%, 01/20/34, (04/01/11) [7]	590,864		612,543
GNMA, 9.500%, 12/15/17	11,025		12,193
GNMA, Series 2005-58, Class NJ, 4.500%, 08/20/35	884,467		917,367
Total Government National Mortgage Association			14,634,926
Interest Only Strips—1.4%
FHLMC IO Strip, 4.500%, 08/15/35 to 09/15/35	709,661		133,703
FHLMC IO Strip, 5.000%, 05/15/18 to 12/01/34	2,958,374		562,680
FHLMC IO Strip, 6.470%, 11/15/18, (04/15/10) [7]	1,169,460		91,331
FHLMC IO Strip, 6.870%, 11/15/30, (04/15/10) [7]	403,463		30,110
FHLMC IO Strip, 7.500%, 10/01/27 [13]	44,108		9,759
FHLMC IO Strip, 8.000%, 06/01/31 [13]	9,983		2,524
FHLMC, Series 2637, Class SI, 5.770%, 06/15/18, (04/15/10) [7]	702,720		56,096
FHLMC, Series 2882, Class SJ, 6.470%, 10/15/34, (04/15/10) [7]	998,877		93,007
FHLMC, Series 2929, Class CS, 6.570%, 12/15/22, (04/15/10) [7]	614,579		38,340
FHLMC, Series 2530, Class QI, 6.770%, 01/15/32, (04/15/10) [7]	625,892		83,869
FHLMC, Series 2644, Class ES, 6.920%, 02/15/18, (04/15/10) [7]	1,998,943		197,369
FHLMC, Series 2772, Class KS, 6.950%, 06/15/22, (04/15/10) [7]	580,723		45,629
FNMA IO Strip, 2.500%, 09/25/39	3,154,234		710,543
FNMA IO Strip, 5.000%, 02/01/35 to 12/01/35	5,642,455		1,197,404
FNMA IO Strip, 6.969%, 01/25/24, (04/25/10) [7]	87,007		13,091
FNMA IO Strip, 7.500%, 11/18/14 [13]	31,125		1,218
FNMA IO Strip, 8.000%, 08/25/22 [13]	78,877		15,199
FNMA IO Strip, 8.000%, 03/18/27 to 05/18/27	70,177		14,785
FNMA IO Strip, 8.000%, 05/01/30 [13]	25,469		5,449
FNMA IO Strip, 9.000%, 12/15/16 [13]	36,263		6,648
FNMA, Series 2008-22, Class AI, 0.000%, 09/25/12	51,902,535		877,937
FNMA, Series 2005-29, Class SC, 6.504%, 04/25/35, (04/25/10) [7]	1,930,695		195,440
FNMA, Series 2003-67, Class TS, 6.854%, 08/25/17, (04/25/10) [7]	1,510,547		113,443
FNMA, Series 2003-26, Class QS, 6.854%, 10/25/17, (04/25/10) [7]	736,506		52,199
Total Interest Only Strips			4,547,773
U.S. Treasury Notes—2.0%
U.S. Treasury Inflation Linked Notes, 2.375%, 04/15/11 [9]	801,220	[2]	827,134
U.S. Treasury Inflation Linked Notes, 2.375%, 01/15/25	5,747,150		6,016,100
Total U.S. Treasury Notes			6,843,234
Total U.S. Government and Agency Obligations (cost $289,361,351)			291,997,497
Mortgage-Backed Securities and Interest Only Strips—5.9% [1]
Mortgage-Backed Securities—5.8%
Countrywide Home Loans, Inc., 0.746%, 02/25/35, (04/26/10) [7,9,13]	1,411,145		325,132
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A3, 4.500%, 11/15/37	1,000,000		1,011,654
CS First Boston Mortgage Securities Corp., Series 2001-CK1, Class C, 6.730%, 12/18/35	1,500,000		1,512,442
Deutsche Alt-A Securities, Inc. Mortgage Loan, 6.250%, 07/25/36 [10,13]	254,161		181,747
Freddie Mac Multiclass Certificates, Series 3113, Class QA, 5.000%, 11/15/25	782,131		798,447
GE Capital Commercial Mortgage Corp., Series 2001-3, Class A2, 6.070%, 06/10/38	765,000		805,151
GE Capital Commercial Mortgage Corp., Series 2002-1A, Class A3, 6.269%, 12/10/35	1,580,000		1,679,336
GE Capital Commercial Mortgage Corp., Series 2000-1, Class A2, 6.496%, 01/15/33	789,092		806,884

Managers Short Duration Government Fund

March 31, 2010

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount	Value
Mortgage-Backed Securities—5.8% (continued)
GMAC Commercial Mortgage Securities, Inc., Series 2000-C3, Class A2, 6.957%, 09/15/35	$1,456,458	$1,484,132
Greenwich Capital Commercial Funding Corp., Class A2, Series 2005-GG3, 4.305%, 08/10/42	1,042,838	1,059,569
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP6, Class A3B, 5.559%, 04/15/43 [10]	1,000,000	1,032,255
LB-UBS Commercial Mortgage Trust, Series 2008-C8, Class A3, 4.830%, 11/15/27	940,000	975,372
LB-UBS Commercial Mortgage Trust, Series 2001-C3, Class A2, 6.365%, 12/15/28	3,000,000	3,133,617
LB-UBS Commercial Mortgage Trust, Series 2002-C1, Class A4, 6.462%, 03/15/31	1,000,000	1,069,627
Merrill Lynch Mortgage Trust, Series 2004-MKB1, Class A3, 4.892%, 02/12/42	2,000,000	2,045,905
PNC Mortgage Acceptance Corp., Series 2000-C2, Class A2, 7.300%, 10/12/33	1,149,216	1,161,057
Salomon Brothers Mortgage Securities VII, Series 2000-C2, Class A2, 7.455%, 07/18/33	30,221	30,187
Washington Mutual, Class 2A3, Series 2005-AR2, 0.596%, 01/25/45, (04/25/10) [7,13]	818,302	440,485
Total Mortgage-Backed Securities		19,552,999
Mortgage-Backed Interest Only Strips—0.1%
Bank of America-First Union IO Strip, Series 2001-3, Class XC, 1.662%, 04/11/37 [3,10,13]	4,628,127	84,046
CS First Boston Mortgage Securities Corp., IO Strip, Series 2001-CP4, Class AX, 1.260%, 12/15/35 [3,10,13]	1,359,799	18,239
CS First Boston Mortgage Securities Corp., IO Strip, Series 1998-C1, Class AX, 1.442%, 05/17/40 [10]	488,622	32,973
GMAC, Series 1999-C1, IO Strip, Class X, 0.677%, 05/15/33 [10]	1,931,121	27,204
Total Mortgage-Backed Interest Only Strips		162,462
Total Mortgage-Backed Securities and Interest Only Strips (cost $21,524,056)		19,715,461
Asset-Backed Securities—0.5%
FNMA Grantor Trust, Series 2003-T4, Class A1, 0.466%, 09/26/33, (04/26/10) [7]	17,291	15,327
FNMA Grantor Trust, Series 2003-T2, Class A1, 0.526%, 03/25/33, (04/26/10) [7]	327,253	267,764
FNMA Whole Loan, Series 2003-W13, Class AV2, 0.526%, 10/25/33, (04/26/10) [7,13]	120,249	109,974
First Franklin Mortgage Loan Asset Backed Certificates, Series 2005-FF10, Class A4, 0.566%, 11/25/35, (04/26/10) [7]	1,278,245	1,025,551
Structured Asset Investment Loan Trust, 0.786%, 12/25/34, (04/26/10) [7,9]	236,810	227,996
Total Asset-Backed Securities (cost $1,980,406)		1,646,612
Short-Term Investments—5.7%
U.S. Government and Agency Discount Notes—0.2%
FNMA Discount Notes, 0.211%, 08/25/10 [5,6]	750,000	749,361
Other Investments Companies—5.5% [4]	Shares
BNY Institutional Cash Reserves Fund, Series A, 0.00% #,8	834,000	834,000
BNY Institutional Cash Reserves Fund, Series B* [8,15]	15,506	3,566
Dreyfus Cash Management Fund, Institutional Class Shares, 0.07%	2,815,597	2,815,597
JPMorgan Liquid Assets Money Market Fund, Capital Shares, 0.12%	15,001,649	15,001,649
Total Short-Term Investments (cost $19,416,083)		19,404,173
Total Investments—98.8% (cost $332,281,896)		332,763,743
Other Assets, less Liabilities—1.2%		4,179,905
Net Assets—100.0%		$336,943,648

Managers Intermediate Duration Government Fund

03/31/2010

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount	Value
U.S. Government and Agency Obligations—94.6% [1]
Federal Home Loan Mortgage Corporation—42.1%
FHLMC, 2.646%, 11/01/33, (12/01/10) [7]	$2,024,844	$2,089,298
FHLMC, 4.500%, 04/01/35	570,379	576,244
FHLMC, 5.000%, 05/01/18 to 07/01/35	951,487	990,793
FHLMC, 5.000%, 11/01/35 [9]	3,909,267	4,047,628
FHLMC, 5.000%, 12/01/35 [9]	1,174,625	1,216,199
FHLMC, 5.000%, TBA	5,000,000	5,162,501
FHLMC, 5.500%, 09/01/33 [9]	1,213,740	1,288,290
FHLMC, 5.500%, 11/01/17 to 05/01/34	2,293,519	2,455,336
FHLMC, 5.610%, 01/01/36, (01/01/13) [7]	6,633,179	7,047,201
FHLMC, 5.755%, 02/01/37, (02/01/12) [7]	279,915	296,277
FHLMC, 6.000%, 02/01/22 to 03/01/22	1,156,432	1,249,966
FHLMC, 7.500%, 07/01/34 [9]	2,584,703	2,947,039
FHLMC Gold Pool, 3.750%, 11/15/25 [9]	978,079	989,335
FHLMC Gold Pool, 4.500%, 10/01/34 [9]	1,986,593	2,007,020
FHLMC Gold Pool, 4.500%, 04/01/35 [9]	3,396,955	3,423,391
FHLMC Gold Pool, 4.500%, 10/01/35 [9]	2,495,418	2,514,838
FHLMC Gold Pool, 4.500%, 11/01/35 [9]	2,039,770	2,055,644
FHLMC Gold Pool, 4.500%, 05/01/34 to 05/01/35	941,413	949,379
FHLMC Gold Pool, 5.000%, 04/01/19 to 08/01/19	246,785	263,126
FHLMC Gold Pool, 5.500%, 02/01/35 [9]	1,301,331	1,377,601
FHLMC Gold Pool, 5.500%, 06/01/35 [9]	8,021,778	8,501,952
FHLMC Gold Pool, 5.500%, 12/01/38 [9]	1,423,347	1,504,686
FHLMC Gold Pool, 5.500%, 10/01/33 to 05/01/38	2,240,833	2,369,476
FHLMC Gold Pool, 5.500%, TBA	5,900,000	6,230,034
FHLMC Gold Pool, 6.000%, 09/01/17 to 05/01/22	4,667,256	5,046,690
FHLMC Structured Pass Through Securities, Series T-51, Class 2A, 7.500%, 08/25/42[10]	274,184	312,826
Total Federal Home Loan Mortgage Corporation		66,912,770
Federal National Mortgage Association—35.0%
FNMA, 0.566%, 11/25/30, (04/25/10) [7,9]	2,361,411	2,353,540
FNMA, 0.646%, 03/25/35, (04/25/10) [7,9]	1,476,520	1,442,702
FNMA, 2.180%, 07/01/33, (06/01/10) [7]	628,654	644,951
FNMA, 2.381%, 06/01/34, (06/01/10) [7,9]	1,776,984	1,823,986
FNMA, 2.869%, 06/01/34, (06/01/10) [7,9]	1,484,784	1,536,359
FNMA, 3.442%, 08/01/34, (08/01/10) [7]	1,018,618	1,059,455
FNMA, 4.000%, TBA	6,000,000	6,086,251
FNMA, 5.000%, 01/01/20 [9]	2,190,262	2,333,253
FNMA, 5.000%, 06/01/18 to 07/01/37	14,131,010	14,593,485
FNMA, 5.293%, 06/01/37, (05/01/10) [7]	1,028,485	1,063,037
FNMA, 5.500%, 01/01/19 [9]	519,844	556,625
FNMA, 5.500%, 11/01/34 [9]	1,856,892	1,966,593
FNMA, 5.500%, 03/01/17 to 07/01/38	6,937,727	7,421,615
FNMA, 5.500%, TBA	1,600,000	1,678,750
FNMA, 5.510%, 02/01/36, (01/01/11) [7]	312,068	324,981
FNMA, 6.000%, 08/01/17	274,630	297,665
FNMA, 6.000%, TBA	6,000,000	6,401,250
FNMA, 6.500%, 11/01/28 to 07/01/32	1,089,193	598,970
FNMA, Series 2009-42, Class SI, 5.754%, 06/25/39, (04/25/10) [7]	948,616	79,765
FNMA, Series 2009-111, Class SE, 6.004%, 01/25/40, (04/25/10) [7]	1,352,383	119,815
FNMA, Series 2007-85, Class SB, 6.304%, 09/25/37, (04/25/10) [7]	1,246,555	119,266
FNMA, Series 2004-51, Class SX, 6.874%, 07/25/34, (04/25/10) [7]	706,515	105,849
FNMA, Series 1994-55, Class H, 7.000%, 03/25/24 [9]	2,460,962	2,706,038
FNMA, Series 2006-101, Class SE, 7.004%, 10/25/36, (04/25/10) [7]	807,315	108,556

Managers Intermediate Duration Government Fund

03/31/2010

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount		Value
Federal National Mortgage Association—35.0% (continued)
FNMA Whole Loan, Series 2003-W4, Class 4A, 7.500%, 10/25/42	$163,901		$186,847
Total Federal National Mortgage Association			55,609,604
Government National Mortgage Association—15.1%
GNMA, 3.125%, 11/20/17 to 12/20/17, (01/01/11) [7]	258,218		264,681
GNMA, 3.625%, 08/20/17 to 08/20/18, (10/01/10) [7]	116,906		121,002
GNMA, 4.375%, 06/20/16 to 05/20/21, (07/01/10) [7]	69,215		71,478
GNMA, 4.375%, 03/20/16, (04/01/11) [7]	22,439		23,142
GNMA, 4.500%, 04/15/40	4,500,000		4,552,736
GNMA, 5.000%, 09/15/39 to 12/15/39	7,109,918		7,406,641
GNMA, 5.500%, 10/15/39 to 11/15/39	4,953,989		5,249,504
GNMA, 5.500%, TBA	6,000,000		6,345,936
GNMA, 7.500%, 09/15/28 to 11/15/31	25,992		29,393
Total Government National Mortgage Association			24,064,513
Interest Only Strips—1.9%
FHLMC IO Strip, 4.500%, 08/15/35 to 09/15/35	1,338,060		242,810
FHLMC IO Strip, 5.000%, 05/15/17 to 09/15/35 [9]	5,929,469		1,224,577
FHLMC IO Strip, 6.000%, 05/01/31	7,223		1,584
FHLMC IO Strip, 6.470%, 11/15/18, (04/15/10) [7]	929,571		72,597
FHLMC IO Strip, 6.870%, 11/15/30, (04/15/10) [7]	164,024		12,241
FHLMC IO Strip, 7.420%, 09/15/16 to 10/15/16, (04/15/10) [7]	169,602		5,796
FHLMC IO Strip, 7.670%, 06/15/31, (04/15/10) [7]	62,020		10,462
FHLMC, Series 2637, Class SI, 5.770%, 06/15/18, (04/15/10) [7]	537,962		42,944
FHLMC, Series 3560, Class KS, 6.170%, 11/15/36, (04/15/10) [7]	1,615,330		202,540
FHLMC, Series 2882, Class SJ, 6.470%, 10/15/34, (04/15/10) [7]	764,682		71,201
FHLMC, Series 2608, Class SJ, 6.870%, 03/15/17, (04/15/10) [7]	1,263,186		57,696
FHLMC, Series 2644, Class ES, 6.920%, 02/15/18, (04/15/10) [7]	1,059,333		104,595
FHLMC, Series 2772, Class KS, 6.950%, 06/15/22, (04/15/10) [7]	444,568		34,931
FNMA IO Strip, 4.000%, 09/01/33 to 09/01/34	1,036,988		107,681
FNMA IO Strip, 4.500%, 09/01/33	357,266		62,667
FNMA IO Strip, 5.000%, 02/01/35 to 12/01/35	2,349,789		485,303
FNMA IO Strip, 7.000%, 04/01/23 to 06/01/23 [13]	292,514		64,586
FNMA, Series 2003-73, Class SM, 6.354%, 04/25/18, (04/25/10) [7]	730,367		66,662
FNMA, Series 2005-29, Class SC, 6.504%, 04/25/35, (04/25/10) [7]	1,038,795		105,155
FNMA, Series 2003-67, Class TS, 6.854%, 08/25/17, (04/25/10) [7]	1,156,387		86,845
Total Interest Only Strips			3,062,873
U.S. Treasury Notes—0.5%
U.S. Treasury Inflation Linked Notes, 2.375%, 04/15/11 [9]	717,168	[2]	740,364
Total U.S. Government and Agency Obligations (cost $146,074,678)			150,390,124
Mortgage-Backed Securities—13.5%
American Home Mortgage Investment Trust, 2.386%, 02/25/45, (05/01/10) [7,13]	820,112		642,663
American Home Mortgage Investment Trust, 2.434%, 04/25/44, (05/01/10) [7,13]	196,646		153,079
American Home Mortgage Investment Trust, 2.434%, 06/25/45, (05/01/10) [7,13]	115,442		84,753
American Home Loan Investment Trust, 2.394%, 06/25/45, (05/01/10) [7,13]	1,803,554		1,424,645
American Home Mortgage Assets, Series 2005-1, Class 1A1, 3.464%, 11/25/35, (05/01/10) [7,13]	131,225		73,445
Bank of America Funding Corp., Series 2004-B, Class 1A2, 3.585%, 12/20/34 [10,13]	226,080		173,921
Bank of America Commercial Mortgage Inc., Series 2006-2, Class A3, 5.711%, 05/10/45 [10]	3,015,000		3,222,535
Bear Stearns Alt-A Trust, 3.134%, 04/25/35 [10,13]	190,939		129,822
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR9, Class A3, 4.868%, 09/11/42	1,000,000		997,353
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A4, 5.658%, 10/15/48	2,000,000		2,069,630
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A3, 6.095%, 12/10/49 [10]	1,148,000		1,197,574
Countrywide Alternative Loan Trust, 0.546%, 05/25/35, (04/25/10) [7,13]	894,673		761,243
Countrywide Home Loans, Inc., Series 2004-R2, Class 1AF1, 0.666%, 11/25/34, (04/25/10) [3,7,13]	380,165		307,131
Countrywide Home Loans, Inc., Series 2005-HYB8, Class 1A1, 3.184%, 12/20/35 [10,13]	155,509		116,852
Countrywide Home Loans, Inc., Series 2005-HYB2, Class 1A4, 3.625%, 05/20/35 [10,13]	159,611		93,271

Managers Intermediate Duration Government Fund

03/31/2010

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount	Value
Mortgage-Backed Securities—13.5% (continued)
Deutsche Alt-A Securities, Inc., Series 2006-AR6, Class A6, 0.436%, 02/25/37, (04/26/10) [7,13]	$1,416,782	$778,535
Goldman Sachs Mortgage Loan Trust, Series 2005-RP2, Class 1AF, 0.596%, 03/25/35, (04/25/10) [3,7,13]	329,694	266,314
GSR Mortgage Loan Trust, Series 2004-5, Class 1A3, 2.090%, 05/25/34, (05/01/10) [7,13]	79,251	65,823
Harborview Mortgage Loan Trust, 2.919%, 11/19/34 [10,13]	138,087	84,473
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP6, Class A3B, 5.559%, 04/15/43 [10]	1,900,000	1,961,285
Master Alternative Loans Trust, 6.000%, 01/25/35 [9,13]	1,064,057	938,698
Morgan Stanley Mortgage Loan Trust, 6.053%, 08/25/35 [10,13]	1,602,755	1,381,875
Structured Asset Securities Corp., Series 2005-RF1, Class A, 0.596%, 03/25/35, (04/25/10) [3,7,13]	387,173	310,553
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A3, 5.679%, 10/15/48	2,206,000	2,231,258
Wells Fargo Mortgage Backed Securities Trust, Series 2007-16, Class 1A1, 6.000%, 12/28/37	2,042,453	2,026,497
Total Mortgage-Backed Securities (cost $20,857,868)		21,493,228
Short-Term Investments—16.3%
U.S. Government and Agency Discount Notes—0.1%
FHLMC Discount Notes, 0.058%, 04/19/10 [5,6]	178,000	177,995
Other Investments Companies—16.2% [4]	Shares
BNY Institutional Cash Reserves Fund, Series A, 0.00% #,8	745,000	745,000
BNY Institutional Cash Reserves Fund, Series B* [8,15]	13,850	3,185
Dreyfus Cash Management Fund, Institutional Class Shares, 0.07%	10,992,834	10,992,834
JPMorgan Liquid Assets Money Market Fund, Capital Shares, 0.12%	14,009,281	14,009,281
Total Short-Term Investments (cost $25,938,949)		25,928,295
Total Investments—124.4% (cost $192,871,495)		197,811,647
Other Assets, less Liabilities—(24.4)%		(38,854,359)
Net Assets—100.0%		$158,957,288

Managers AMG Chicago Equity Partners Balanced Fund

March 31, 2010

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Common Stocks—62.5%
Consumer Discretionary—5.9%
Amazon.com, Inc.*	700		$95,011
Brinker International, Inc.	4,100		79,048
Leggett & Platt, Inc.	2,800		60,592
Liberty Media Corp., Interactive Group, Class A*	4,300		65,833
Macy’s, Inc.	8,300		180,691
McDonald’s Corp.	1,100		73,392
News Corp., Inc., Class A	10,300		148,423
NVR, Inc.*	75		54,488
Polo Ralph Lauren Corp.	200		17,008
Ross Stores, Inc.	2,600		139,022
Starbucks Corp.*	3,200		77,664
Time Warner, Inc.	2,600		81,302
Total Consumer Discretionary			1,072,474
Consumer Staples—7.0%
Altria Group, Inc.	2,420		49,658
Archer-Daniels-Midland Co.	3,300		95,370
Coca-Cola Enterprises, Inc.	1,900		52,554
Colgate-Palmolive Co.	900		76,734
Estee Lauder Co., Class A	3,800		246,506
Lorillard, Inc.	600		45,144
PepsiCo, Inc.	2,550		168,708
Philip Morris International, Inc.	1,020		53,203
Sysco Corp.	3,900		115,050
Tyson Foods, Inc., Class A	3,200		61,280
Walgreen Co.	2,700		100,143
Wal-Mart Stores, Inc.	3,600		200,160
Total Consumer Staples			1,264,510
Energy—6.4%
Apache Corp.	1,700		172,550
Chevron Corp.	1,400		106,162
ConocoPhillips Co.	4,800		245,616
Devon Energy Corp.	2,100		135,303
Ensco International PLC, Sponsored ADR	1,500		67,170
Exxon Mobil Corp.	3,620		242,468
FMC Technologies, Inc.*	1,700		109,871
Patterson-UTI Energy, Inc.	5,200		72,644
Total Energy			1,151,784
Financials—9.6%
American Financial Group, Inc.	4,900		139,405
AmeriCredit Corp.*	2,800		66,528
Annaly Capital Management, Inc.	4,300		73,874
Bank of New York Mellon Corp.	2,300		71,024
Blackrock, Inc.	410		89,282
Comerica, Inc.	4,300		163,572
Goldman Sachs Group, Inc.	760		129,679
HRPT Properties Trust	13,900		108,142
JPMorgan Chase & Co.	6,948		310,923
M&T Bank Corp.	900	[2]	71,442
Prudential Financial, Inc.	1,400		84,700
Raymond James Financial, Inc.	3,400		90,916
RenaissanceRe Holdings, Ltd.	1,400		79,464
SL Green Realty Corp.	1,300		74,451
U.S. Bancorp	4,400		113,872
Wells Fargo & Co.	2,400		74,688
Total Financials			1,741,962
Health Care—7.9%
Abbott Laboratories	2,500		131,700
AmerisourceBergen Corp.	6,600		190,872
Amgen, Inc.*	2,200		131,472
CR Bard, Inc.	800		69,296
Gilead Sciences, Inc.*	1,900		86,412
Humana, Inc.*	2,200		102,894

Managers AMG Chicago Equity Partners Balanced Fund

March 31, 2010

Schedule of Portfolio Investments (unaudited)

Security Description	Shares	Value
Health Care—7.9% (continued)
Johnson & Johnson	4,880	$318,176
Medco Health Solutions, Inc.*	2,100	135,576
Pfizer, Inc.	15,257	261,658
Total Health Care		1,428,056
Industrials—7.1%
3M Co.	1,200	100,284
Carlisle Cos., Inc.	1,300	49,530
Cooper Industries PLC	2,500	119,850
General Electric Co.	10,100	183,820
Grainger (W.W.), Inc.	400	43,248
Hertz Global Holdings, Inc.*	7,100	70,929
Joy Global, Inc.	600	33,960
L-3 Communications Holdings, Inc.	900	82,467
Manpower, Inc.	700	39,984
Northrop Grumman Corp.	1,900	124,583
Oshkosh Truck Corp.	3,400	137,156
Raytheon Co.	1,600	91,392
Southwest Airlines Co.	3,600	47,592
Timken Co.	2,900	87,029
United Parcel Service, Inc., Class B	1,000	64,410
Total Industrials		1,276,234
Information Technology—12.4%
Advanced Micro Devices, Inc.*	5,700	52,839
Apple, Inc.*	865	203,214
BMC Software, Inc.*	1,200	45,600
Cisco Systems, Inc.*	5,800	150,974
Computer Sciences Corp.*	3,700	201,613
F5 Networks, Inc.*	1,800	110,718
International Business Machines Corp.	1,400	179,550
Jabil Circuit, Inc.	4,200	67,998
LSI Logic Corp.*	19,000	116,280
MasterCard, Inc., Class A	115	29,210
Microsoft Corp.	12,950	379,046
NeuStar, Inc., Class A*	4,100	103,320
Novellus Systems, Inc.*	2,600	65,000
Sandisk Corp.*	3,500	121,205
Seagate Technology, Inc.	4,700	85,822
Tech Data Corp.*	900	37,710
Tellabs, Inc.*	8,900	67,373
Texas Instruments, Inc.	4,000	97,880
Visa, Inc., Class A	1,300	118,339
Total Information Technology		2,233,691
Materials—2.7%
Cabot Corp.	2,200	66,880
Lubrizol Corp.	2,400	220,128
MeadWestvaco Corp.	2,600	66,430
Reliance Steel & Aluminum Co.	2,900	142,767
Total Materials		496,205
Telecommunication Services—1.0%
Qwest Communications International, Inc.	36,000	187,920
Utilities—2.5%
DTE Energy Co.	1,500	66,900
Edison International	5,200	177,684
Integrys Energy Group, Inc.	3,400	161,092
NiSource, Inc.	2,800	44,240
Total Utilities		449,916
Total Common Stocks (cost $9,300,958)		11,302,752
Corporate Bonds—17.3%
Financials—4.4%	Principal Amount
Aflac, Inc., 8.500%, 05/15/19	$35,000	42,211
American Express Co., 7.250%, 05/20/14	50,000	56,714
Bank of America Corp., 5.750%, 12/01/17	65,000	66,746
Berkshire Hathaway Finance Corp., 4.850%, 01/15/15	50,000	53,803

Managers AMG Chicago Equity Partners Balanced Fund

March 31, 2010

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount	Value
Financials—4.4% (continued)
Chubb Corp., The, 6.500%, 05/15/38	$25,000	$27,355
Citigroup, Inc., 5.500%, 04/11/13	60,000	63,091
CME Group, Inc., 5.750%, 02/15/14	35,000	38,457
General Electric Capital Corp., 5.625%, 05/01/18	45,000	47,102
General Electric Capital Corp., Global Medium Term Notes, Series A, 6.750%, 03/15/32	35,000	37,138
Goldman Sachs Group, Inc., 5.950%, 01/18/18	60,000	63,047
JPMorgan Chase & Co., 6.000%, 01/15/18	45,000	48,933
Marsh & McLennan Companies, Inc., 5.375%, 07/15/14	45,000	46,592
Morgan Stanley, 5.950%, 12/28/17	30,000	30,869
National Rural Utilities Cooperative Finance Corp., 10.375%, 11/01/18	45,000	59,944
Prudential Financial, Inc., 4.750%, 09/17/15	50,000	51,525
Travelers Cos., Inc., The, 5.375%, 06/15/12	40,000	43,129
Wachovia Bank, N.A., 5.850%, 02/01/37	25,000	23,422
Total Financials		800,078
Industrials—11.0%
Abbott Laboratories, 5.875%, 05/15/16	68,000	76,985
Altria Group, Inc., 8.500%, 11/10/13	25,000	29,245
Altria Group, Inc., 9.700%, 11/10/18	23,000	28,325
Archer-Daniels-Midland Co., 5.450%, 03/15/18	55,000	59,282
AT&T, Inc., 5.100%, 09/15/14	80,000	86,642
Boeing, Co., 3.750%, 11/20/16	50,000	50,800
Burlington Northern Santa Fe Corp., 5.650%, 05/01/17	20,000	21,468
Burlington Northern Santa Fe Corp., 5.900%, 07/01/12	35,000	38,032
Cardinal Health, Inc., 5.500%, 06/15/13	25,000	27,003
Cisco Systems, Inc., 5.900%, 02/15/39	20,000	20,376
Coca-Cola Enterprises, Inc., 7.375%, 03/03/14	50,000	58,472
Comcast Corp., 5.875%, 02/15/18	35,000	37,465
Devon Energy Corp., 6.300%, 01/15/19	70,000	78,265
Dow Chemical Co., The, 7.600%, 05/15/14	30,000	34,278
E.I. du Pont de Nemours & Company, 5.000%, 01/15/13	40,000	43,220
General Mills, Inc., 5.200%, 03/17/15	80,000	86,941
GlaxoSmithKline Capital, Inc., 6.380%, 05/15/38	35,000	38,736
Hess Corp., 8.125%, 02/15/19	40,000	48,838
Hewlett-Packard Co., 4.500%, 03/01/13	55,000	58,929
Honeywell International, Inc., 4.250%, 03/01/13	55,000	58,255
Kellogg Co., 7.450%, 04/01/31	35,000	42,711
Kimberly-Clark Corp., 6.125%, 08/01/17	40,000	45,136
Kraft Foods, Inc., 6.875%, 01/26/39	35,000	38,025
Kroger Co., The, 5.500%, 02/01/13	25,000	27,014
Kroger Co., The, 6.750%, 04/15/12	40,000	43,725
Lockheed Martin Corp., 7.650%, 05/01/16	65,000	78,323
McDonald’s Corp., 4.300%, 03/01/13	40,000	42,642
McDonald’s Corp.,6.300%, 10/15/37	40,000	43,460
McKesson Corp., 7.500%, 02/15/19	40,000	47,509
Norfolk Southern Corp., 5.640%, 05/17/29	25,000	24,774
Northrop Grumman Corp., 7.750%, 02/15/31	25,000	30,725
PACCAR, Inc., 6.875%, 02/15/14	50,000	57,097
Reynolds American, Inc., 7.250%, 06/01/13	40,000	44,510
Spectra Energy Capital LLC, 6.200%, 04/15/18	40,000	43,203
Telecom Italia Capital SA, 5.250%, 11/15/13	45,000	47,173
Time Warner Cable, Inc., 5.850%, 05/01/17	40,000	42,892
Time Warner Cable, Inc., 6.750%, 07/01/18	45,000	50,362
TransCanada Pipelines, Ltd., 4.875%, 01/15/15	45,000	48,239
TransCanada Pipelines, Ltd., 7.125%, 01/15/19	15,000	17,604
Union Pacific Corp., 6.250%, 05/01/34	23,000	23,749
United Parcel Service, Inc., 6.200%, 01/15/38	25,000	27,304
Verizon Communications, Inc., 6.400%, 02/15/38	35,000	36,434
Viacom, Inc., 5.500%, 05/15/33	20,000	17,208
Wal-Mart Stores, Inc., 6.500%, 08/15/37	40,000	44,493
Wyeth, 5.250%, 03/15/13	40,000	43,812
Total Industrials		1,989,681
Utilities—1.9%
Consolidated Edison, Inc., 5.375%, 12/15/15	75,000	81,450

Managers AMG Chicago Equity Partners Balanced Fund

March 31, 2010

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount	Value
Utilities—1.9% (continued)
Exelon Generation Co., LLC, 6.200%, 10/01/17	$45,000	$49,046
Florida Power & Light Co., 4.850%, 02/01/13	45,000	48,390
Midamerican Energy Co., 5.750%, 11/01/35	25,000	24,860
Nisource Finance Corp., 6.800%, 01/15/19	25,000	27,223
Pacific Gas & Electric, 8.250%, 10/15/18	65,000	79,476
Virginia Electric and Power Co., 8.875%, 11/15/38	25,000	34,848
Total Utilities		345,293
Total Corporate Bonds (cost $2,919,294)		3,135,052
Asset-Backed Securities—0.8%
Harley-Davidson Motorcycle Trust 2006-2, Class A2, 5.350%, 03/15/13	70,860	72,684
John Deere Owner Trust, 2007-A, Class A4, 5.070%, 04/15/14	69,064	70,549
Total Asset-Backed Securities (cost $139,867)		143,233
Mortgage-Backed Securities—3.4%
Bank of America Commercial Mortgage, Inc., Series 2005-6, Class A4, 5.179%, 09/10/47 [10]	96,000	100,052
CSFB Mortgage Securities Corp., Series 2005-C2, Class A3, 4.691%, 04/15/37	70,000	70,161
GE Capital Commercial Mortgage Corp., 4.970%, 08/11/36	17,113	17,732
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A2, 5.117%, 04/10/37	139,527	141,996
Greenwich Capital Commercial Funding Corp., Series 2004-GG1, Class A7, 5.317%, 06/10/36 [10]	80,000	84,194
JP Morgan Chase Mortgage Securities Corp., Series 2002-C2, Class A2, 5.050%, 12/12/34	90,000	94,589
Wachovia Bank Commercial Mortgage Trust, Series 2005-C19, Class A2, 4.516%, 05/15/44	34,062	34,166
Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Class A4, 4.847%, 10/15/41[10]	70,000	72,535
Total Mortgage-Backed Securities ( cost $567,199)		615,425
U.S. Government and Agency Obligations—14.7%
Federal Home Loan Mortgage Corporation—0.9%
FHLMC, 5.000%, 12/01/20	84,450	89,950
FHLMC Gold Pool, 6.000%, 04/01/38	60,397	64,887
Total Federal Home Loan Mortgage Corporation		154,837
Federal National Mortgage Association—12.9%
FNMA, 4.000%, 10/01/20 to 12/01/21	60,983	62,065
FNMA, 4.500%, 11/01/19 to 11/01/39	841,555	878,606
FNMA, 5.000%, 03/01/23 to 02/01/36	531,753	552,825
FNMA, 5.500%, 02/01/22 to 08/01/37	478,678	506,408
FNMA, 6.000%, 03/01/37 to 08/01/37	216,830	231,100
FNMA, 6.500%, 03/01/37	86,779	94,320
Total Federal National Mortgage Association		2,325,324
United States Treasury Securities—0.9%
U.S. Treasury, Principal Only Strip, 08/15/39	710,000	167,901
Total U.S. Government and Agency Obligations (cost $2,587,821)		2,648,062
Short-Term Investments—2.1% [4]	Shares
BNY Institutional Cash Reserves Fund, Series A, 0.00% #,8	45,000	45,000
BNY Institutional Cash Reserves Fund, Series B* [8,15]	28,391	6,530
Dreyfus Cash Management Fund, Institutional Class Shares, 0.07%	336,177	336,177
Total Short-Term Investments (cost $409,568)		387,707
Total Investments—100.8% (cost $15,924,707)		18,232,231
Other Assets, less Liabilities—(0.8)%		(140,091)
Net Assets—100.0%		$18,092,140

Managers AMG Chicago Equity Partners Mid-Cap Fund

March 31, 2010

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Common Stocks—98.4%
Consumer Discretionary—13.8%
Aeropostale, Inc.*	9,300		$268,119
American Greetings Corp., Class A	2,500		52,100
AnnTaylor Stores Corp.*	6,500		134,550
Brinker International, Inc.	12,900		248,712
Cheesecake Factory, Inc., The*	8,500		230,010
Chico’s FAS, Inc.*	14,700		211,974
Chipotle Mexican Grill, Inc.*	1,200		135,204
Corinthian Colleges, Inc.*	11,200	[2]	197,008
Dollar Tree, Inc.*	8,200		485,604
Harman International Industries, Inc.	2,900		135,662
ITT Educational Services, Inc.*	1,600		179,968
Jones Apparel Group, Inc.	5,100		97,002
Leggett & Platt, Inc.	8,800		190,432
Liberty Media Corp.—Capital, Series A*	5,200		189,124
Live Nation Entertainment, Inc.*	6,000		87,000
Netflix, Inc.*	2,900	[2]	213,846
NVR, Inc.*	165		119,872
Office Depot, Inc.*	17,800		142,044
Panera Bread Co., Class A*	2,800		214,172
priceline.com, Inc.*	1,100		280,500
Ross Stores, Inc.	10,200		545,394
Strayer Education, Inc.	505	[2]	122,978
Timberland Co.*	5,200		110,968
TRW Automotive Holdings Corp.*	8,100		231,498
Tupperware Brands Corp.	4,400		212,168
Warnaco Group, Inc., The*	3,700		176,527
Total Consumer Discretionary			5,212,436
Consumer Staples—4.3%
Del Monte Foods Co.	6,800		99,280
Hormel Foods Corp.	7,700		323,477
Lancaster Colony Corp.	8,900		524,744
NBTY, Inc.*	2,400		115,152
SUPERVALU, Inc.	11,100		185,148
Tyson Foods, Inc., Class A	20,400		390,660
Total Consumer Staples			1,638,461
Energy—6.2%
Bill Barrett Corp.*	8,400		257,964
Cimarex Energy Co.	5,800		344,404
Denbury Resources, Inc.*	555		9,363
Oil States International, Inc.*	7,700		349,118
Patterson-UTI Energy, Inc.	40,200		561,594
Southern Union Co.	5,500		139,535
Whiting Petroleum Corp.*	5,500		444,620
World Fuel Services Corp.	8,500		226,440
Total Energy			2,333,038
Financials—19.4%
AmeriCredit Corp.*	13,000		308,880
Annaly Capital Management, Inc.	11,800		202,724
Aspen Insurance Holdings, Ltd.	17,500		504,700
City National Corp.	3,400		183,498
Equity One, Inc.	14,500		273,905
Federal Realty Investment Trust	2,700		196,587
First American Corp.	6,100		206,424
Fulton Financial Corp.	33,200		338,308
Hospitality Properties Trust	15,200		364,040
HRPT Properties Trust	42,100		327,538
International Bancshares Corp.	10,200		234,498
Liberty Property Trust	7,900		268,126

Managers AMG Chicago Equity Partners Mid-Cap Fund

March 31, 2010

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Financials—19.4% (continued)
Macerich Co., The	2,400		$91,944
Mack-Cali Realty Corp.	7,700		271,425
MFA Financial, Inc.	7,300		53,728
National Retail Properties, Inc.	11,600		264,828
New York Community Bancorp, Inc.	3,300		54,582
Prosperity Bancshares, Inc.	1,300		53,300
Raymond James Financial, Inc.	9,600		256,704
Realty Income Corp.	6,500		199,485
Reinsurance Group of America, Inc.	7,400		388,648
RenaissanceRe Holdings, Ltd.	3,900		221,364
Senior Housing Properties Trust	4,500		99,675
SL Green Realty Corp.	3,100		177,537
SVB Financial Group*	8,800		410,608
Tanger Factory Outlet Centers, Inc.	1,500		64,740
Trustmark, Corp.	11,900		290,717
Unitrin, Inc.	12,200		342,210
Waddell & Reed Financial, Inc.	8,500		306,340
Washington Real Estate Investment Trust	6,800		207,740
Webster Financial Corp.	9,400		164,406
Total Financials			7,329,209
Health Care—11.6%
Alexion Pharmaceuticals, Inc.*	7,900		429,523
Amedisys, Inc.*	2,300	[2]	127,006
Catalyst Health Solutions, Inc.*	3,000		124,140
Charles River Laboratories International, Inc.*	5,400		212,274
Coventry Health Care, Inc.*	8,900		220,008
Health Net, Inc.*	26,300		654,081
Hill-Rom Holdings, Inc.	21,400		582,294
Kindred Healthcare, Inc.*	10,700		193,135
Life Technologies Corp.	4,106		214,621
Owens & Minor, Inc.	10,700		496,373
PDL BioPharma, Inc.	5,900		36,639
Perrigo Co.	9,000		528,480
Steris Corp.	13,500		454,410
Universal Health Services, Inc., Class B	4,000		140,360
Total Health Care			4,413,344
Industrials—16.5%
Alaska Airgroup, Inc.*	5,300		218,519
Alliant Techsystems, Inc.*	800		65,040
Carlisle Cos., Inc.	7,700		293,370
Crane Co.	6,500		230,750
EMCOR Group, Inc.*	10,200		251,226
Hubbell, Inc.	8,100		408,483
Joy Global, Inc.	1,400		79,240
KBR, Inc.	6,400		141,824
Kennametal, Inc.	22,300		627,076
Korn/Ferry International*	14,900		262,985
Landstar System, Inc.	13,900		583,522
Lennox International, Inc.	6,500		288,080
Lincoln Electric Holdings, Inc.	1,200		65,196
Manpower, Inc.	3,100		177,072
Nordson Corp.	6,500		441,480
Oshkosh Truck Corp.	13,000		524,420
Regal-Beloit Corp.	1,400		83,174
Rollins, Inc.	3,400		73,712
Shaw Group, Inc., The*	5,900		203,078
Timken Co.	21,300		639,213
UAL Corp.*	3,000		58,650
URS Corp.*	5,900		292,699
Werner Enterprises, Inc.	10,200		236,334
Total Industrials			6,245,143

Managers AMG Chicago Equity Partners Mid-Cap Fund

March 31, 2010

Schedule of Portfolio Investments (unaudited)

Security Description	Shares	Value
Information Technology—14.3%
3Com Corp.*	15,300	$117,657
Advanced Micro Devices, Inc.*	14,900	138,123
Arrow Electronics, Inc.*	5,000	150,650
Avnet, Inc.*	7,100	213,000
Broadridge Financial Solutions, Inc.	3,900	83,382
Convergys Corp.*	8,500	104,210
Cree, Inc.*	2,600	182,572
F5 Networks, Inc.*	1,300	79,963
Fairchild Semiconductor International, Inc.*	8,400	89,460
Gartner, Inc.*	10,300	229,072
Informatica Corp.*	6,300	169,218
Jabil Circuit, Inc.	18,100	293,039
JDS Uniphase Corp.*	7,900	98,987
Lender Processing Services, Inc.	6,900	260,475
NeuStar, Inc., Class A*	9,900	249,480
Plantronics, Inc.	18,000	563,040
RF Micro Devices, Inc.*	50,500	251,490
SAIC, Inc.*	7,300	129,210
Solera Holdings, Inc.	1,600	61,840
Sybase, Inc.*	19,100	890,442
Tech Data Corp.*	12,300	515,370
Teradyne, Inc.*	5,100	56,967
TIBCO Software, Inc.*	5,600	60,424
VeriFone Holdings, Inc.*	8,400	169,764
Western Digital Corp.*	6,500	253,435
Total Information Technology		5,411,270
Materials—6.4%
Cabot Corp.	14,400	437,760
Louisana-Pacific Corp.*	16,700	151,135
Lubrizol Corp.	4,400	403,568
Reliance Steel & Aluminum Co.	6,700	329,841
Sonoco Products Co.	13,100	403,349
Valspar Corp., The	3,200	94,336
Westlake Chemical Corp.	7,200	185,688
Worthington Industries, Inc.	24,700	427,063
Total Materials		2,432,740
Telecommunication Services—0.1%
Telephone & Data Systems, Inc.	1,700	57,545
Utilities—5.8%
AGL Resources, Inc.	7,900	305,335
Black Hills Corp.	13,200	400,620
Hawaiian Electric Industries, Inc.	11,400	255,930
Integrys Energy Group, Inc.	6,200	293,756
Mirant Corp.*	16,900	183,534
NiSource, Inc.	23,500	371,300
PNM Resources, Inc.	31,200	390,936
Total Utilities		2,201,411
Total Common Stocks (cost $30,749,566)		37,274,597
Short-Term Investments—3.4% [4]
BNY Institutional Cash Reserves Fund, Series A, 0.00% #,8	407,000	407,000
BNY Institutional Cash Reserves Fund, Series B* [8,15]	159,721	36,736
Dreyfus Cash Management Fund, Institutional Class Shares, 0.07%	830,722	830,722
Total Short-Term Investments (cost $1,397,443)		1,274,458
Total Investments—101.8% (cost $32,147,009)		38,549,055
Other Assets, less Liabilities—(1.8)%		(686,746)
Net Assets—100.0%		$37,862,309

Managers High Yield Fund

March 31, 2010

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount		Value
Corporate Bonds—95.8%
Financials—12.4%
ATP Oil & Gas Corp., Term Loan, Class B-1, 11.250%, 07/15/14, (03/31/10) [7]	$210		$213
ATP Oil & Gas Corp., Term Loan, Class B-1, 11.250%, (05/04/10) [7]	82,511		83,680
ATP Oil & Gas Corp., Term Loan, Class B-2, 12.250%, (06/30/10) [7]	3,968		4,024
ATP Oil & Gas Corp., Term Loan, Class B-2, 12.250%, (07/06/10) [7]	7,711		7,820
CIT Group, Inc., 7.000%, 05/01/13	27,193	[2]	26,649
CIT Group, Inc., 7.000%, 05/01/14	40,789		38,648
CIT Group, Inc., 7.000%, 05/01/15	40,789		38,138
CIT Group, Inc., 7.000%, 05/01/16	67,983		62,884
CIT Group, Inc., 7.000%, 05/01/17	95,176		88,038
Claire’s Stores, Inc., Term Loan, Class B, 3.040%, 05/29/14, (06/30/10) [7]	83,935		74,090
Claire’s Stores, Inc., Term Loan, Class B, 3.040%, 05/29/14, (06/30/10) [7]	188,854		166,703
Clear Channel Communications, Inc., Term Loan, Class B, 3.898%, 01/29/16, (04/30/10) [7]	38,111		31,090
First Data Corp., Term Loan, Class B2, 3.032%, 09/24/14, (06/24/10) [7]	56,425		50,048
First Data Corp., Term Loan, Class B2, 3.040%, 09/24/14, (06/30/10) [7]	2,967		2,632
Ford Motor Credit Company LLC, 7.500%, 08/01/12	50,000		51,801
Ford Motor Credit Company LLC, 7.800%, 06/01/12	390,000		404,694
Ford Motor Credit Company LLC, 8.700%, 10/01/14	45,000		48,839
Freescale Semiconductor, Incremental Term Loan, 12.500%, 12/15/14, (06/01/10) [7]	220,864		228,042
GMAC, Inc., 6.625%, 05/15/12	110,000		112,200
GMAC, Inc., 6.750%, 12/01/14	17,000		17,085
GMAC, Inc., 6.875%, 09/15/11	105,000		107,231
GMAC, Inc., 6.875%, 08/28/12	386,000		393,238
Harrah’s Operating Co., Term Loan, Class B-3, 3.249%, 01/28/15, (04/26/10) [7]	118,124		101,685
Harrah’s Operating Co., Term Loan, Class B-3, 3.290%, 01/28/15, (06/30/10) [7]	1,668		1,436
Host Hotels & Resorts, L.P., 6.375%, 03/15/15	165,000		164,588
Host Hotels & Resorts, L.P., 6.750%, 06/01/16	75,000	[2]	75,562
Host Hotels & Resorts, L.P., 6.875%, 11/01/14	50,000		50,750
Ineos Group Holdings, Ltd., Term Loan, Class B2, 7.500%, 12/16/13, (04/29/10) [7]	177,129		174,086
Ineos Group Holdings, Ltd., Term Loan, Class C2, 8.000%, 12/16/14, (04/29/10) [7]	177,129		174,086
International Lease Finance Corp., 8.625%, 09/15/15 [3]	130,000		133,218
International Lease Finance Corp., 8.750%, 03/15/17 [3]	160,000		164,085
LBI Escrow Corp., 8.000%, 11/01/17 [3]	100,000		103,875
Lyondell Chemical, Dutch Revolving Credit Term Loan, 3.748%, 12/20/13, (04/30/10) [7]	1,805		1,415
Lyondell Chemical, Dutch Tranche A Dollar Term Loan, 3.748%, 12/20/13, (04/30/10) [7]	4,085		3,204
Lyondell Chemical, German Tranche B-1 Euro Term Loan, 3.998%, 12/22/14, (04/30/10) [7]	5,181		4,063
Lyondell Chemical, German Tranche B-2 Euro Term Loan, 3.998%, 12/22/14, (04/30/10) [7]	5,181		4,063
Lyondell Chemical, German Tranche B-3 Euro Term Loan, 3.998%, 12/22/14, (04/30/10) [7]	5,181		4,063
Lyondell Chemical, New Money DIP Term Loan, 1.500%, 06/03/10, (07/06/10) [7]	51,691		53,727
Lyondell Chemical, New Money DIP Term Loan, 13.000%, 06/03/10, (04/30/10) [7]	103,430		107,504
Lyondell Chemical, Primary Revolving Credit Term Loans, 3.748%, 12/20/13, (04/30/10) [7]	6,767		5,308
Lyondell Chemical, Roll-Up DIP Term Loan, 5.798%, 06/03/10, (04/30/10) [7]	64,914		69,377
Lyondell Chemical, Roll-Up DIP Term Loan, 6.560%, 06/03/10, (04/30/10) [7]	72		77
Lyondell Chemical, Term Loan, Class B2, 7.000%, 12/20/14, (04/30/10) [7]	22,482		17,632
Lyondell Chemical, U.S. Tranche A Dollar Term Loan, 3.748%, 12/20/13, (04/30/10) [7]	12,894		10,113
Lyondell Chemical, U.S. Tranche B-1 Dollar Term Loan, 7.000%, 12/20/14, (04/30/10) [7]	22,482		17,632
Lyondell Chemical, U.S. Tranche B-3 Dollar Term Loan, 7.000%, 12/20/14, (04/30/10) [7]	22,482		17,632
Nuveen Investments, Inc., 2nd Lien Term Loan, 12.500%, 07/21/15, (06/30/10) [7]	70,000		74,900
Pinnacle Foods Finance LLC, 9.250%, 04/01/25	20,000		20,600
Pinnacle Foods Finance LLC, 9.250%, 04/01/15 [3]	55,000		56,650
Realogy Corp., 10.500%, 04/15/14	95,000		82,412
Rite Aid Corp., Term Loan, 9.500%, 06/01/15, (04/30/10) [7]	105,000		110,119
Texas Competitive Electric Holdings, Term Loan, 3.751%, 10/10/14, (05/10/10) [7]	305,656		251,763
Texas Competitive Electric Holdings, Term Loan, 3.790%, 10/10/14, (06/30/10) [7]	3,159		2,602
UCI Holdco, Inc., 8.257%, 12/15/13 [12]	148,131		139,984
Total Financials			4,235,998

Managers High Yield Fund

March 31, 2010

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount		Value
Industrials—79.7%
ACCO Brands Corp., 7.625%, 08/15/15	$155,000		$145,894
ACCO Brands Corp., 10.625%, 03/15/15 [3]	195,000		214,012
Aeroflex, Inc., 11.750%, 02/15/15	145,000		155,875
Alliance Laundry Corp., 8.500%, 01/15/13	275,000		276,375
Alliant Techsystems, Inc., 6.750%, 04/01/16	75,000		75,750
Ames True Temper, Inc., 4.251%, 01/15/12, (04/15/10) [7]	180,000		171,450
Ames True Temper, Inc., 10.000%, 07/15/12	40,000		39,700
Amkor Technology, Inc., 7.750%, 05/15/13	190,000		192,138
Amkor Technology, Inc., 9.250%, 06/01/16	25,000		26,500
Amsted Industries, Inc., 8.125%, 03/15/18 [3]	60,000		60,300
Arch Coal, Inc., 8.750%, 08/01/16 [3]	35,000		37,188
Arch Western Finance LLC, 6.750%, 07/01/13	120,000		121,050
Ashland, Inc., 9.125%, 06/01/17 [3]	75,000		84,188
Ashtead Capital, Inc., 9.000%, 08/15/16 [3]	70,000		71,225
Associated Materials LLC, 9.875%, 11/15/16	55,000		59,675
Atlas Energy Operating Company LLC, 10.750%, 02/01/18	205,000		226,525
Avaya, Inc., 9.750%, 11/01/15	65,000		63,700
Avaya, Inc., 10.125%, 11/01/15 [12]	90,000		86,850
Avis Budget Car Rental LLC, 7.750%, 05/15/16	60,000		59,100
Avis Budget Car Rental LLC, 9.625%, 03/15/18 [3]	25,000		26,250
B&G Foods, Inc., 7.625%, 01/15/18	30,000		30,638
Baldor Electric Co., 8.625%, 02/15/17	115,000		122,188
Bausch & Lomb, Inc., 9.875%, 11/01/15	170,000		180,625
Belden, Inc., 9.250%, 06/15/19 [3]	75,000		80,438
Biomet, Inc., 10.375%, 10/15/17 [12]	410,000		453,050
Bon-Ton Stores, Inc., The, 10.250%, 03/15/14	45,000		44,100
Boyd Gaming Corp., 7.125%, 02/01/16	140,000	[2]	117,600
Bumble Bee Foods LLC, 7.750%, 12/15/15 [3]	70,000		71,050
BWAY Corp., 10.000%, 04/15/14 [3]	105,000		113,400
Case New Holland, Inc., 7.750%, 09/01/13 [3]	50,000		52,125
CCO Holdings LLC, 8.750%, 11/15/13	325,000		334,750
Central Garden & Pet Co., 8.250%, 03/01/18	85,000		86,594
Cequel Communications Holdings I, LLC/Cequel Capital Corp., 8.625%, 11/15/17 [3]	180,000		185,850
Charter Communications Operating LLC, 8.375%, 04/30/14 [3]	75,000		77,438
Chesapeake Energy Corp., 7.000%, 08/15/14	200,000		203,750
Chiquita Brands International, Inc., 8.875%, 12/01/15	165,000	[2]	172,012
Citizens Communications Co., 6.625%, 03/15/15	90,000		88,875
Clean Harbors, Inc., 7.625%, 08/15/16	65,000		66,300
Clear Channel Worldwide Holdings, Inc., Series A, 9.250%, 12/15/17 [3]	45,000		46,969
Clear Channel Worldwide Holdings, Inc., Series B, 9.250%, 12/15/17 [3]	180,000		189,000
Clearwater Paper Corp., 10.625%, 06/15/16 [3]	85,000		94,775
Clearwire Communications LLC, 12.000%, 12/01/15 [3]	80,000		81,800
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 8.250%, 12/15/17 [3]	70,000		71,750
Community Health Systems, Inc., 8.875%, 07/15/15	200,000		207,500
Consol Energy, Inc., 8.000%, 04/01/17 [3]	40,000		41,300
Consol Energy, Inc., 8.250%, 04/01/20 [3]	40,000		41,300
Constellation Brands, Inc., 7.125%, 09/01/16	70,000		72,275
Constellation Brands, Inc., 8.375%, 12/15/14	90,000		97,762
Cooper Companies, Inc., 7.125%, 02/15/15	120,000		119,850
Corrections Corp. of America, 7.750%, 06/01/17	120,000		126,000
Cricket Communications I, 9.375%, 11/01/14	110,000	[2]	112,475
Crosstex Energy LP/Crosstex Energy Finance Corp., 8.875%, 02/15/18 [3]	115,000		119,169
Crown Americas LLC, 7.750%, 11/15/15	50,000		52,250
Crown Americas LLC/Crown Americas Capital Corp.II, 7.625%, 05/15/17 [3]	50,000		52,375
Crown Castle International Corp., 9.000%, 01/15/15	115,000		125,062
Del Monte Foods Co., 7.500%, 10/15/19 [3]	30,000		31,612

Managers High Yield Fund

March 31, 2010

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount		Value
Industrials—79.7% (continued)
Denbury Resources, Inc., 7.500%, 04/01/13	$30,000		$30,450
Denbury Resources, Inc., 9.750%, 03/01/16	50,000		55,250
Digicel Group, Ltd., 8.250%, 09/01/17 [3]	100,000		99,500
DJO Finance LLC, 10.875% 11/15/14	210,000		229,162
Dole Food Co., Inc., 8.000%, 10/01/16 [3]	40,000		41,200
Dole Food Co., Inc., 13.875%, 03/15/14	36,000		43,515
Dynegy Holdings, Inc., 7.625%, 10/15/26	125,000		80,625
Dynegy Holdings, Inc., 7.750%, 06/01/19	50,000		38,000
Easton-Bell Sports, Inc., 9.750%, 12/01/16 [3]	120,000		126,900
EchoStar Communications Corp., 7.125%, 02/01/16	305,000		312,244
EchoStar DBS Corp., 7.750%, 05/31/15	375,000		393,750
El Paso Corp., 8.250%, 02/15/16	70,000		75,075
El Paso Natural Gas Co., 7.250%, 06/01/18	80,000		82,953
Esco Corp., 4.132%, 12/15/13, (06/15/10) [3,7]	50,000		44,625
Esco Corp., 8.625%, 12/15/13 [3]	15,000		15,150
First Data Corp., 9.880%, 09/24/15	275,000		238,562
First Data Corp., 10.550%, 09/24/15 [12]	210,000		178,500
FMG Finance Property, Ltd., 10.625%, 09/01/16 [3]	170,000		196,775
Forest Oil Corp., 8.500%, 02/15/14	20,000		21,200
Gaylord Entertainment Co., 6.750%, 11/15/14	90,000		86,625
GCI, Inc., 8.625%, 11/05/19 [3]	150,000		153,562
General Cable Corp., 7.125%, 04/01/17	105,000		104,606
Geo Group, Inc., The, 7.750%, 10/15/17 [3]	80,000		82,000
Georgia-Pacific Corp., 7.000%, 01/15/15 [3]	40,000		41,600
Georgia-Pacific Corp., 8.250%, 05/01/16 [3]	160,000		175,200
Goodyear Tire & Rubber Co., The, 8.625%, 12/01/11	19,000		19,855
Goodyear Tire & Rubber Co., The, 8.750%, 08/15/20	60,000		59,475
Goodyear Tire & Rubber Co., The, 9.000%, 07/01/15	10,000		10,375
Goodyear Tire & Rubber Co., The, 10.500%, 05/15/16	45,000		48,825
Graham Packaging Co., L.P., 8.250%, 01/01/17 [3]	90,000		91,125
Graham Packaging Co., L.P., 9.875%, 10/15/14	190,000		198,075
GWR Operating Partnership, L.L.L.P., 10.875%, 04/01/17 [3]	85,000		83,300
GXS Worldwide, Inc., 9.750%, 06/15/15 [3]	135,000		130,612
Hanesbrands, Inc., 3.831%, 12/15/14, (06/15/10) [7]	75,000		72,000
Hanesbrands, Inc., 8.000%, 12/15/16	10,000		10,400
Harrah’s Operating Co., Inc., 10.000%, 12/15/18	167,000	[2]	139,028
Harrah’s Operating Co., Inc., 11.250%, 06/01/17	140,000		151,550
HCA, Inc., 9.625%, 11/15/16 [12]	948,000		1,017,910
Health Management Associates, Inc., 6.125%, 04/15/16	215,000		205,862
Hertz Corp., 8.875%, 01/01/14	165,000		170,362
Huntsman International LLC, 5.500%, 06/30/16 [3]	55,000		50,188
Huntsman International LLC, 7.375%, 01/01/15	50,000		49,875
Huntsman International LLC, 7.875%, 11/15/14	55,000		55,825
Huntsman International LLC, 8.625%, 03/15/20 [3]	30,000		30,225
Inergy L.P./Inergy Finance Corp., 6.8750%, 12/15/14	50,000		50,250
Inergy L.P./Inergy Finance Corp., 8.250%, 03/01/16	35,000		36,225
Inergy L.P./Inergy Finance Corp., 8.750%, 03/01/15	30,000		31,538
Intelsat Bermuda, Ltd., 11.250%, 06/15/16	190,000		206,625
Intelsat Jackson Holdings, Ltd., 9.500%, 06/15/16	310,000		331,700
Intelsat Subsidiary Holding Co., Ltd., 8.875%, 01/15/15 [3]	35,000		36,138
Interline Brands, Inc., 8.125%, 06/15/14	85,000		87,975
International Coal Group, Inc., 9.125%, 04/01/18	10,000		10,200
IPCS, Inc., 2.374%, 05/01/13, (05/04/10) [7]	90,000		83,700
IPCS, Inc., 4.249%, 05/01/14, (05/01/10) [7,12]	217,764		193,810
Iron Mountain, Inc., 8.750%, 07/15/18	205,000		215,762
Isle of Capri Casinos, Inc., 7.000%, 03/01/14	65,000		55,900

Managers High Yield Fund

March 31, 2010

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount		Value
Industrials—79.7% (continued)
ITC Deltacom, Inc., 10.500%, 04/01/16 [3]	$65,000		$65,081
Jarden Corp., 7.500%, 05/01/17	155,000		157,906
Jarden Corp., 8.000%, 05/01/16	100,000		105,250
JDA Software Group, Inc., 8.000%, 12/15/14 [3]	115,000		120,175
JohnsonDiversey Holdings, Inc., 8.250%, 11/15/19 [3]	85,000		88,400
Lear Corp., 7.875%, 03/15/18	15,000		15,244
Lear Corp., 8.125%, 03/15/20	15,000		15,319
Levi Strauss & Co., 9.750%, 01/15/15	75,000		78,938
Libbey Glass, Inc., 10.000%, 02/15/15 [3]	75,000		79,312
Linn Energy LLC, 8.625%, 04/15/20 [3]	130,000		130,488
Linn Energy LLC, 11.750%, 05/15/17 [3]	30,000		34,200
Macy’s Retail Holdings, Inc., 7.875%, 07/15/15	110,000		124,850
MarkWest Energy Partners LP, 8.750%, 04/15/18	120,000		123,750
Masco Corp., 7.125%, 03/15/20	30,000		30,359
McJunkin Red Man Corp., 9.500%, 12/15/16 [3]	115,000		118,019
MetroPCS Wireless, Inc., 9.250%, 11/01/14	250,000	[2]	256,875
MGM Mirage, Inc., 6.750%, 04/01/13	405,000		368,550
MGM Mirage, Inc., 6.875%, 04/01/16	40,000	[2]	32,600
MGM Mirage, Inc., 7.500%, 06/01/16	175,000	[2]	146,562
MGM Mirage, Inc., 9.000%, 03/15/20 [3]	10,000		10,350
MGM Mirage, Inc., 10.375%, 05/15/14 [3]	40,000		44,300
MGM Mirage, Inc., 11.125%, 11/15/17 [3]	40,000		45,200
NewPage Corp., 11.375%, 12/31/14	50,000		50,000
Noranda Aluminium Acquisition Co., 5.274%, 05/15/15, (05/15/10) [7,12]	208,390		166,712
Nordic Telephone Co., 8.875%, 05/01/16 [3]	190,000		204,725
Novelis, Inc., 7.250%, 02/15/15	65,000		63,050
NXP B.V./NXP Funding LLC, 7.875%, 10/15/14	180,000		176,400
NXP B.V./NXP Funding LLC, 10.000%, 07/15/13 [3]	75,000		79,875
OPTI Canada, Inc., 8.250%, 12/15/14	80,000		75,600
Oshkosh Corp., 8.250%, 03/01/17 [3]	15,000		15,562
P.H. Glatfelter Co., 7.125%, 05/01/16 [3]	20,000		19,750
P.H. Glatfelter Co., 7.125%, 05/01/16	105,000		103,688
Packaging Dynamics, Inc., 10.000%, 05/11/16 [3]	160,000		120,200
Paetec Holding Corp., 8.875%, 06/30/17	95,000		98,088
Paetec Holding Corp., 9.500%, 07/15/15	180,000	[2]	183,150
Parker Drilling Co., 9.125%, 04/01/18 [3]	25,000		25,719
Petrohawk Energy Corp., 7.875%, 06/01/15	170,000		174,038
Petrohawk Energy Corp., 9.125%, 07/15/13	65,000		68,169
Pioneer Drilling Co., 9.875%, 03/15/18 [3]	55,000		54,725
PolyOne Corp., 8.875%, 05/01/12	150,000		159,375
Quebecor Media, Inc., 7.750%, 03/15/16	220,000		223,850
Quebecor World, Escrow, 6.500%, 08/01/27	165,000		9,075
Qwest Communications International, Inc., 7.125%, 04/01/18 [3]	60,000		62,250
Qwest Communications International, Inc., 7.500%, 02/15/14	285,000		291,412
RailAmerica, Inc., 9.250%, 07/01/17	79,000		84,629
Range Resources Corp., 7.500%, 05/15/16	75,000		77,625
RBS Global, Inc., 9.500%, 08/01/14 [3]	222,000		231,990
Reichhold Industries, Inc., 9.000%, 08/15/14 [3]	235,000		223,838
Rental Service Corp., 9.500%, 12/01/14	225,000		223,875
Reynolds Group DL Escrow, Inc., 7.750%, 10/15/16 [3]	100,000		103,250
Rite Aid Corp., 7.500%, 03/01/17	100,000		93,250
Rite Aid Corp., 9.500%, 06/15/17	40,000		33,800
Rite Aid Corp., 10.250%, 10/15/19	25,000		26,812
Royal Caribbean Cruises, Ltd., 6.875%, 12/01/13	50,000		50,750
Royal Caribbean Cruises, Ltd., 7.000%, 06/15/13	110,000		111,925

Managers High Yield Fund

March 31, 2010

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount		Value
Industrials—79.7% (continued)
Sally Holdings LLC, 9.250%, 11/15/14	$155,000		$165,075
SandRidge Energy, Inc., 8.625%, 04/01/15 [12]	30,000		29,325
SandRidge Energy, Inc., 9.875%, 05/15/16 [3]	20,000		20,650
SBA Telecommunications, Inc., 8.000%, 08/15/16 [3]	40,000		42,300
SBA Telecommunications, Inc., 8.250%, 08/15/19 [3]	40,000		42,800
Scotts Miracle-Gro Co., The, 7.250%, 01/15/18	20,000		20,450
Sealy Mattress Co., 8.250%, 06/15/04	430,000		432,150
Sensata Technologies, B.V., 8.000%, 05/01/14	120,000		124,500
Sequa Corp., 11.750%, 12/01/15 [3]	90,000		90,450
Service Corp. International, 6.750%, 04/01/15	175,000		175,000
Service Corp. International, 7.000%, 06/15/17	35,000		34,475
ServiceMaster Co., 10.750%, 07/15/15 [3,12]	140,000		147,700
Simmons Bedding Co., 11.250%, 07/15/15 [3]	535,000		585,825
Solo Cup Co., 8.500%, 02/15/14	35,000		34,388
Solo Cup Co., 10.500%, 11/01/13	100,000		106,000
Solutia, Inc., 8.750%, 11/01/17	80,000		84,800
Spectrum Brands, Inc., 12.000%, 08/28/19 [12]	155,781		165,907
Spirit Aerosystems, Inc., 7.500%, 10/01/17 [3]	90,000		92,700
Sprint Capital Corp., 6.900%, 05/01/19	415,000		381,800
Sprint Capital Corp., 8.750%, 03/15/32	150,000		139,875
Starwood Hotels & Resorts Worldwide, Inc., 6.750%, 05/15/18	125,000		125,938
Steinway Musical Instruments, Inc., 7.000%, 03/01/14 [3]	225,000		218,250
Sun Media Corp., 7.625%, 02/15/13	85,000		83,831
Sungard Data Systems, Inc., 10.250%, 08/15/15	450,000		475,312
SUPERVALU, Inc., 8.000%, 05/01/16	265,000		269,638
Surgical Care Affiliates, Inc., 8.875%, 07/15/15 [3,12]	159,291		160,087
Tenet Healthcare Corp., 8.875%, 07/01/19 [3]	45,000		48,938
Tenet Healthcare Corp., 9.250%, 01/01/15	230,000	[2]	242,362
Terex Corp., 8.000%, 11/15/17	265,000		259,038
Terra Capital, Inc., 7.750%, 11/01/19	155,000		187,938
The Neiman Marcus Group, Inc., 9.000%, 10/15/15 [12]	209,897	[2]	215,144
Titan International, Inc., 8.000%, 01/15/12	200,000		201,000
Travelport LLC, 4.877%, 09/01/14, (06/01/10) [7]	60,000		59,100
Travelport LLC, 9.875%, 09/01/14	10,000		10,500
Travelport LLC, 11.875%, 09/01/16	90,000	[2]	99,112
TRW Automotive, Inc., 7.000%, 03/15/14 [3]	50,000		49,500
TRW Automotive, Inc., 7.250%, 03/15/17 [3]	150,000		145,500
United Components, Inc., 9.375%, 06/15/13	60,000		60,600
United Rentals North America, Inc., 9.250%, 12/15/19	115,000		117,875
United Surgical Partners International, Inc., 8.875%, 05/01/17	15,000		15,638
United Surgical Partners International, Inc., 9.250%, 05/01/17 [12]	185,000		192,400
US Oncology, Inc., 9.125%, 08/15/17	155,000		162,750
Vail Resorts, Inc., 6.750%, 02/15/14	225,000		226,969
Vedanta Resources PLC, 9.500%, 07/18/18 [3]	120,000		133,200
Videotron, Ltd., 6.875%, 01/15/14	128,000		130,560
Virgin Media Finance PLC, 3.375%, 10/15/19	110,000		113,575
Visant Holding Corp., 10.250%, 12/01/13 [11]	380,000		393,300
Vitro, S.A.B. de C.V., 9.125%, 02/01/17 [14]	285,000		130,388
Wind Acquisition Finance, S.A., 10.750%, 12/01/15 [3]	75,000		81,375
Wind Acquisition Finance, S.A., 11.750%, 07/15/17 [3]	100,000		111,000
Windstream Corp., 8.125%, 08/01/13	60,000		63,150
Windstream Corp., 8.625%, 08/01/16	165,000		169,538
WMG Acquisition, 9.500%, 06/15/16 [3]	75,000		80,531
Wynn Las Vegas LLC & Wynn Las Vegas Capital Corp., 6.625%, 12/01/14	55,000		55,138
Yankee Acquisition Corp., Series B, 8.500%, 02/15/15	55,000		56,925
Zayo Group LLC/Zayo Capital Inc., 10.250%, 03/15/17 [3]	55,000		55,825
Total Industrials			27,090,557

Managers High Yield Fund

March 31, 2010

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount		Value
Utilities—3.7%
AES Corp., The, 8.000%, 10/15/17	$35,000		$35,700
AES Corp., The, 9.750%, 04/15/16 [3]	225,000		244,687
Digicel Group, Ltd., 10.500%, 04/15/18 [3]	100,000	[2]	104,250
Energy Future Holdings Corp., 10.000%, 01/15/20 [3]	70,000	[2]	73,325
Energy Future Holdings Corp., 10.875%, 11/01/17	130,000	[2]	97,175
Mirant Americas Generation LLC, 8.500%, 10/01/21	100,000	[2]	94,500
Mirant North America LLC, 7.375%, 12/31/13	155,000		155,388
NRG Energy, Inc., 7.250%, 02/01/14	145,000		146,450
NRG Energy, Inc., 7.375%, 02/01/16	135,000		134,325
NRG Energy, Inc., 7.375%, 01/15/17	35,000		34,738
Texas Competitive Electric Holdings Co., LLC, 10.250%, 11/01/15	215,000	[2]	150,500
Total Utilities			1,271,038
Total Corporate Bonds (cost $30,981,856)			32,597,593
Common Stocks—1.4%	Shares
Consumer Discretionary—0.4%
Dex One Corp.*	4,580		127,874
Consumer Staples—0.3%
Spectrum Brands, Inc.*	3,342		91,504
Industrials—0.0% #
World Color Press, Inc.*	1		12
Information Technology—0.3%
Flextronics International, Ltd.*	13,000		101,920
Materials—0.4%
Huntsman Corp.	12,603		151,867
Total Common Stocks (cost $697,795)			473,177
Short-Term Investments—11.0% [4]
BNY Institutional Cash Reserves Fund, Series A, 0.00% #,8	2,072,000		2,072,000
BNY Institutional Cash Reserves Fund, Series B* [8,15]	87,750		20,182
Dreyfus Cash Management Fund, Institutional Class Shares, 0.07%	1,682,540		1,682,540
Total Short-Term Investments (cost $3,842,290)			3,774,722
Total Investments—108.2% (cost $35,521,941)			36,845,492
Other Assets, less Liabilities—(8.2)%			(2,666,178)
Net Assets—100.0%			$34,179,314

Managers Fixed Income Fund

March 31, 2010

Schedule of Portfolio Investments (unaudited)

Security Description		Principal Amount		Value
Corporate Bonds—63.0%
Financials—16.6%
AgriBank FCB, 9.125%, 07/15/19 [13]		$810,000		$922,985
American General Finance Corp., MTN, Series J, 6.900%, 12/15/17		2,770,000		2,429,733
American International Group, Inc., MTN, Series MP, 5.450%, 05/18/17		30,000		27,638
American International Group, Inc., MTN, Series G, 5.850%, 01/16/18		120,000		111,670
Associates Corp. of North America, 6.950%, 11/01/18		650,000		686,108
Bank of America Capital Trust VI, 5.625%, 03/08/35		295,000		244,312
Bear Stearns Companies, Inc., The, 4.650%, 07/02/18		480,000		468,892
Bear Stearns Companies, Inc., The, 5.300%, 10/30/15		25,000		26,647
Bear Stearns Companies, Inc., The, 6.400%, 10/02/17		65,000		71,914
Camden Property Trust, 5.700%, 05/15/17		255,000		251,121
Cantor Fitzgerald L.P., 7.875%, 10/15/19 [3,13]		700,000		702,666
Caterpillar Financial Services Corp., MTN, Series F, 5.450%, 04/15/18		30,000		31,790
Caterpillar Financial Services Corp., 6.125%, 02/17/14		615,000		693,674
Citigroup, Inc., 5.500%, 10/15/14		1,340,000		1,388,157
Citigroup, Inc., 5.850%, 12/11/34		75,000		68,312
Citigroup, Inc., 6.125%, 05/15/18		345,000		353,077
Citigroup, Inc., 6.125%, 08/25/36		935,000		818,390
Colonial Realty, L.P., 4.800%, 04/01/11		181,000		178,298
Crown Castle Towers LLC, 6.113%, 01/15/20 [3]		850,000		890,783
Duke Realty, L.P., 5.950%, 02/15/17		35,000		34,458
ERP Operating, L.P., 5.125%, 03/15/16		15,000		15,445
ERP Operating, L.P., 5.750%, 06/15/17		70,000		72,456
Ford Motor Credit Company LLC, 7.250%, 10/25/11		5,000		5,171
GE Capital Australia Funding Pty., Ltd., Euro Medium Term Notes, 8.000%, 02/13/12	AUD	260,000		246,901
General Electric Capital Corp., Global Medium Term Notes, Series A, 0.551%, 05/13/24, (04/15/10) [7]		180,000		152,625
Hanover Insurance Group, Inc., The, 7.500%, 03/01/20		465,000		477,755
Highwoods Realty, L.P., 5.850%, 03/15/17		30,000		28,715
Highwoods Realty, L.P., 7.500%, 04/15/18		350,000		355,739
iStar Financial, Inc., 0.791%, 10/01/12, (07/01/10) [7,16]		325,000		247,162
MBIA Insurance Corp., 14.000%, 01/15/33 [3,10]		25,000	[2]	17,875
Marsh & McLennan Companies, Inc., 5.375%, 07/15/14		410,000		424,506
Marsh & McLennan Companies, Inc., 5.750%, 09/15/15		652,000		691,268
Marsh & McLennan Companies, Inc., 5.875%, 08/01/33		1,230,000		1,086,644
Merrill Lynch & Co., Inc., 6.110%, 01/29/37		1,800,000		1,661,374
Merrill Lynch & Co., Inc., MTN, Series C, 6.050%, 06/01/34		1,100,000		948,544
Morgan Stanley, 4.750%, 04/01/14		540,000		551,879
Morgan Stanley, 5.500%, 01/26/20		200,000		195,993
Morgan Stanley, 5.550%, 04/27/17		620,000		635,019
Morgan Stanley, 5.950%, 12/28/17		200,000		205,791
Morgan Stanley, 6.625%, 04/01/18		160,000		170,918
Morgan Stanley, Global Medium Term Notes, Series F, 5.625%, 09/23/19		100,000		99,828
Mutual of Omaha Insurance Co., 6.800%, 06/15/36 [3]		620,000		539,123
National City Bank of Indiana, 4.250%, 07/01/18		395,000		372,507
ProLogis Trust, 5.625%, 11/15/15		15,000		14,889
ProLogis Trust, 5.750%, 04/01/16		15,000		14,712
SLM Corp., 0.549%, 01/27/14, (04/26/10) [7]		135,000		116,906
SLM Corp., 5.000%, 10/01/13		10,000		9,561
SLM Corp., 5.375%, 01/15/13		20,000		19,766
SLM Corp., 8.450%, 06/15/18		845,000		855,851
Simon Property Group, L.P., 5.250%, 12/01/16		25,000		24,809
Simon Property Group, L.P., 5.750%, 12/01/15		85,000		90,030
Simon Property Group, L.P., 5.875%, 03/01/17		40,000		41,387
Simon Property Group, L.P., 6.100%, 05/01/16		100,000		105,407
Sovereign Bank, 5.125%, 03/15/13		335,000		343,622
Standard Chartered Bank, 6.400%, 09/29/17 [3]		100,000		106,030
Standard Chartered PLC, 5.500%, 11/18/14 [3]		750,000		807,273
WEA Finance LLC / WT Finance Australia, 6.750%, 09/02/19 [3]	AUD	535,000		571,890
Willis North America, Inc., 7.000%, 09/29/19		220,000		230,780
XL Capital PLC, 6.500%, 01/15/12		105,000		110,614
Total Financials				23,067,390
Industrials—38.3%
Alltel Corp., 7.875%, 07/01/32		210,000		252,338
Anadarko Petroleum Corp., 5.950%, 09/15/16		450,000		490,922
Anadarko Petroleum Corp., 6.450%, 09/15/36		395,000		403,845
Anheuser-Busch Companies, Inc., 5.950%, 01/15/33		330,000		328,945

Managers Fixed Income Fund

March 31, 2010

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount		Value
Industrials—38.3% (continued)
Anheuser-Busch InBev Worldwide, Inc., 5.375%, 11/15/14 [3]	$975,000		$1,057,111
AT&T Corp., 6.500%, 03/15/29	775,000		790,068
Avnet, Inc., 6.000%, 09/01/15	720,000		759,079
Avnet, Inc., 6.625%, 09/15/16	140,000		149,870
Bell Atlantic Pennsylvania, Inc., 6.000%, 12/01/28	85,000		76,278
BellSouth Corp., 6.000%, 11/15/34	280,000		271,173
Canadian Pacific Railway Co., 5.950%, 05/15/37	258,000		250,157
Cardinal Health, Inc., 4.000%, 06/15/15	320,000		322,450
Charter Communications Operating LLC, 8.000%, 04/30/12 [3]	245,000		261,538
Chevron Phillips Chemical Co. LLC, 8.250%, 06/15/19 [3]	1,205,000		1,440,955
CIGNA Corp., 6.150%, 11/15/36	240,000		234,719
Coca-Cola HBC Finance, B.V., 5.125%, 09/17/13	265,000		285,144
Comcast Corp., 5.650%, 06/15/35	340,000		315,793
Comcast Corp., 6.450%, 03/15/37	150,000		153,246
Comcast Corp., 6.500%, 11/15/35	325,000		333,937
Continental Airlines, Inc., 5.983%, 04/19/22	425,000		417,562
Continental Airlines, Inc., Series 00A1, 8.048%, 11/01/20	94,165		95,577
Continental Airlines, Inc., Series B, 6.903%, 04/19/22	94,000		85,540
Corning, Inc., 6.850%, 03/01/29	600,000		626,285
Covidien International Finance, S.A., 6.000%, 10/15/17	295,000		324,004
CSX Corp., 6.000%, 10/01/36	504,000		502,337
Cummins Engine Co., Inc., 6.750%, 02/15/27	153,000		146,393
Cytec Industries, Inc., 6.000%, 10/01/15	80,000		86,153
D.R. Horton, Inc., 5.250%, 02/15/15	420,000		407,400
Darden Restaurants, Inc., 6.000%, 08/15/35	170,000		160,595
Delta Air Lines, Inc., 8.021%, 08/10/22	681,354		626,845
DP World, Ltd., 6.850%, 07/02/37 [3]	1,420,000		1,226,237
Dun & Bradstreet Corp., The, 6.000%, 04/01/13	790,000		853,992
El Paso Corp., 6.950%, 06/01/28	165,000		149,839
Energy Transfer Partners, L.P., 6.125%, 02/15/17	65,000		69,956
Energy Transfer Partners, L.P., 6.625%, 10/15/36	145,000		146,448
Equifax, Inc., 7.000%, 07/01/37	228,000		244,265
Equitable Resources, Inc., 6.500%, 04/01/18	1,730,000		1,868,642
ERAC USA Finance Co., 6.375%, 10/15/17 [3]	240,000		260,059
ERAC USA Finance Co., 6.700%, 06/01/34 [3]	65,000		63,041
ERAC USA Finance Co., 7.000%, 10/15/37 [3]	925,000		956,574
Express Scripts, Inc., 6.250%, 06/15/14	305,000		338,234
Express Scripts, Inc., 7.250%, 06/15/19	185,000		214,542
Ford Motor Co., 4.250%, 11/15/16 [16]	1,080,000		1,621,351
GATX Corp., 4.750%, 10/01/12	560,000		584,874
Georgia-Pacific Corp., 7.250%, 06/01/28	70,000		69,650
Hasbro, Inc., 6.600%, 07/15/28	165,000		168,236
HCA, Inc., 7.500%, 11/06/33	75,000		65,625
Home Depot, Inc., The, 5.875%, 12/16/36	115,000		111,968
Intel Corp., 2.950%, 12/15/35 [16]	265,000		261,356
Intel Corp., 3.250%, 08/01/39 [3,16]	1,035,000		1,245,881
International Paper Co., 7.500%, 08/15/21	2,000,000		2,277,096
International Paper Co., 7.950%, 06/15/18	625,000		731,342
Intuit, Inc., 5.750%, 03/15/17	210,000		222,278
J.C. Penney Co., Inc., 5.750%, 02/15/18	25,000		25,156
J.C. Penney Co., Inc., 6.375%, 10/15/36	580,000		543,025
J.C. Penney Co., Inc., 7.625%, 03/01/97	25,000		22,750
Kinder Morgan Energy Partners, L.P., 5.950%, 02/15/18	2,335,000		2,508,341
Kinder Morgan Finance Co., 5.700%, 01/05/16	165,000		162,525
KLA Instruments Corp., 6.900%, 05/01/18	935,000		1,015,845
Kroger Co., The, 7.000%, 05/01/18	460,000	[2]	519,639
Liberty Media Corp., 5.700%, 05/15/13	190,000		190,950
Macy’s Retail Holdings, Inc., 6.790%, 07/15/27	80,000		72,400
Macy’s Retail Holdings, Inc., 6.900%, 04/01/29	30,000		28,650
Marks & Spencer Group PLC, 7.125%, 12/01/37 [3]	300,000		304,814
Masco Corp., 5.850%, 03/15/17	350,000		341,606
Masco Corp., 6.500%, 08/15/32	20,000		17,213
Masco Corp., 7.125%, 03/15/20	300,000		303,589
Masco Corp., 7.750%, 08/01/29	5,000		4,787
Medco Health Solutions, Inc., 7.125%, 03/15/18	920,000		1,050,524
Medco Health Solutions, Inc., 7.250%, 08/15/13	420,000		475,229

Managers Fixed Income Fund

March 31, 2010

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount	Value
Industrials—38.3% (continued)
Methanex Corp., 6.000%, 08/15/15	$320,000	$289,472
Missouri Pacific Railroad Co., 5.000%, 01/01/45 [13]	200,000	120,000
Motorola, Inc., 5.220%, 10/01/97	40,000	27,521
Motorola, Inc., 6.500%, 09/01/25	15,000	14,601
Motorola, Inc., 6.500%, 11/15/28	70,000	65,885
New England Telephone & Telegraph Co., 7.875%, 11/15/29	95,000	104,408
News America, Inc., 6.200%, 12/15/34	350,000	350,181
News America, Inc., 6.400%, 12/15/35	385,000	394,391
News America, Inc., 7.280%, 06/30/28	225,000	242,239
News America, Inc., 7.625%, 11/30/28	460,000	512,662
Nextel Communications, Inc., 5.950%, 03/15/14	710,000	665,625
Northwest Airlines, Inc., 8.028%, 11/01/17	423,886	393,154
Owens & Minor, Inc., 6.350%, 04/15/16 [13]	125,000	120,235
Owens Corning, Inc., 6.500%, 12/01/16	210,000	222,546
Owens Corning, Inc., 7.000%, 12/01/36	385,000	378,340
PPG Industries, Inc., 6.650%, 03/15/18	1,935,000	2,157,358
Pulte Homes, Inc., 6.000%, 02/15/35	1,265,000	986,700
Pulte Homes, Inc., 6.375%, 05/15/33	465,000	374,325
Qantas Airways, Ltd., 6.050%, 04/15/16 [3]	1,500,000	1,551,966
Questar Market Resources, Inc., 6.800%, 04/01/18	1,365,000	1,496,414
Qwest Corp., 6.875%, 09/15/33	20,000	19,400
Rowan Cos., Inc., 7.875%, 08/01/19	300,000	344,178
SBC Communications, Inc., 6.150%, 09/15/34	840,000	832,413
Safeway, Inc., 6.350%, 08/15/17	400,000	443,688
Samsung Electronics Co., Ltd., 7.700%, 10/01/27 [3]	540,000	594,125
Sprint Capital Corp., 6.900%, 05/01/19	15,000	13,800
Sprint Capital Corp., 8.750%, 03/15/32	5,000	4,662
Telecom Italia Capital S.p.A., 6.000%, 09/30/34	40,000	35,592
Telecom Italia Capital S.p.A., 6.375%, 11/15/33	105,000	97,554
Tele-Communications, Inc., 9.800%, 02/01/12	350,000	397,225
Telefonica Emisiones SAU, 5.877%, 07/15/19	265,000	284,335
Texas Eastern Transmission, L.P., 7.000%, 07/15/32	255,000	286,247
TGT Pipeline LLC, 5.200%, 06/01/18	465,000	457,245
Time Warner Cable, Inc., 6.750%, 07/01/18	1,500,000	1,678,728
Time Warner, Inc., 6.625%, 05/15/29	270,000	285,466
Time Warner, Inc., 7.625%, 04/15/31	80,000	91,623
Time Warner, Inc., 7.700%, 05/01/32	685,000	792,850
Toll Brothers Finance Corp., 5.150%, 05/15/15	555,000	554,438
Toro Co., The, 6.625%, 05/01/37[13]	365,000	323,041
V.F. Corp., 6.450%, 11/01/37	412,000	432,523
Verizon Global Funding Corp., 5.850%, 09/15/35	470,000	458,924
Verizon Maryland, Inc., 5.125%, 06/15/33	295,000	240,902
Verizon New England, Inc., 6.500%, 09/15/11	530,000	563,726
Verizon New York, Inc., Series B, 7.375%, 04/01/32	110,000	118,584
Viacom, Inc., 6.875%, 04/30/36	470,000	499,839
Western Union Co., 6.200%, 11/17/36	635,000	647,893
Weyerhaeuser Co., 6.875%, 12/15/33	645,000	575,057
Wyndham Worldwide Corp., 6.000%, 12/01/16	155,000	153,758
Wyndham Worldwide Corp., 7.375%, 03/01/20	335,000	340,120
Total Industrials		55,030,747
Utilities—8.1%
Abu Dhabi National Energy Co., 7.250%, 08/01/18 [3]	1,040,000	1,124,540
Ameren Energy Generating Co., 7.000%, 04/15/18	1,200,000	1,282,764
Bruce Mansfield Unit 12, 6.850%, 06/01/34 [13]	319,348	338,294
Cleveland Electric Illuminating Co., The, 5.950%, 12/15/36	715,000	687,959
Commonwealth Edison Co., 4.700%, 04/15/15	510,000	537,131
Empresa Nacional de Electricidad, 7.875%, 02/01/27	900,000	991,440
Illinois Power Co., 6.250%, 04/01/18	1,370,000	1,462,289
ITC Holdings Corp., 5.875%, 09/30/16 [3]	225,000	235,051
ITC Holdings Corp., 6.375%, 09/30/36 [3]	300,000	301,258
Korea Gas Corp., 6.000%, 07/15/14[3]	300,000	326,908
Nisource Finance Corp., 6.400%, 03/15/18	1,645,000	1,766,546
Nisource Finance Corp., 6.800%, 01/15/19	900,000	980,038
Southwestern Electric Power Co., 6.450%, 01/15/19	1,225,000	1,321,999
Total Utilities		11,356,217
Total Corporate Bonds (cost $83,708,611)		89,454,354

Managers Fixed Income Fund

March 31, 2010

Schedule of Portfolio Investments (unaudited)

Security Description		Principal Amount	Value
U.S. Government and Agency Obligations—15.7%
Federal Home Loan Mortgage Corporation—2.6%
FHLMC, 1.625%, 09/26/12		$1,040,000	$1,043,936
FHLMC, 1.625%, 04/15/13		1,040,000	1,034,726
FHLMC, 2.125%, 09/21/12		1,560,000	1,585,449
Total Federal Home Loan Mortgage Corporation			3,664,111
Federal National Mortgage Association—2.0%
FNMA, 1.375%, 04/28/11		2,080,000	2,097,266
FNMA, 1.875%, 04/20/12		650,000	658,768
Total Federal National Mortgage Association			2,756,034
United States Treasury Securities—11.1%
U.S. Treasury Notes, 1.000%, 08/31/11		4,095,000	4,115,156
U.S. Treasury Notes, 3.125%, 05/15/19		6,000,000	5,716,410
U.S. Treasury Notes, 4.375%, 11/15/39		2,060,000	1,948,632
U.S. Treasury Notes, 4.500%, 09/30/11		750,000	792,364
U.S. Treasury Notes, 4.500%, 02/15/40		1,400,000	1,380,313
U.S. Treasury Notes, 4.750%, 05/15/14		835,000	922,154
U.S. Treasury Inflation Indexed Bonds, 2.000%, 01/15/14		515,935	548,302
Total United States Treasury Securities			15,423,331
Total U.S. Government and Agency Obligations (cost $21,675,503)			21,843,476
Foreign Government Obligations—9.2%
Brazil, Republic of, 10.250%, 01/10/28	BRL	750,000	428,065
Canadian Government, 2.000%, 09/01/12	CAD	5,600,000	5,509,906
Canadian Government, 3.750%, 06/01/12	CAD	135,000	138,149
Canadian Government, 5.250%, 06/01/12	CAD	390,000	411,342
Inter-American Development Bank, 6.000%, 12/15/17	NZD	3,500,000	2,512,168
International Bank for Reconstruction & Development, 9.500%, 05/27/10	ISK	3,300,000	26,163
International Bank for Reconstruction & Development, Series GDIF, 1.430%, 03/05/14	SGD	1,000,000	695,745
Mexican Bonos, Series M 10, 7.250%, 12/15/16	MXN	6,850,000	555,036
Mexican Fixed Rate Bonds, 8.000%, 12/07/23	MXN	3,500,000	284,076
Mexican Government, 9.000%, 12/20/12	MXN	5,950,000	518,542
New South Wales Treasury Corp., Series 12RG, 6.000%, 05/01/12	AUD	260,000	241,794
New South Wales Treasury Corp., Series 10RG, 7.000%, 12/01/10	AUD	995,000	929,055
Queensland Treasury Corp., Series 11G, 6.000%, 06/14/11	AUD	665,000	618,305
Total Foreign Government Obligations (cost $12,120,309)			12,868,346
Municipal Bonds—1.4%
Buckeye Tobacco Settlement Financing Authority, Series 2007 A-2, 5.875%, 06/01/47 [13]		250,000	181,418
California State, 4.500%, 08/01/27 (AMBAC Insured)		45,000	40,616
California State, 4.500%, 10/01/29		130,000	113,883
California State, 4.500%, 08/01/30		30,000	26,106
California State, 4.500%, 08/01/30 (AMBAC Insured)		35,000	30,457
California State, Variable Purpose Bond, 3.250%, 12/01/27 (National Insured)		25,000	18,798
California State, Variable Purpose Bond, 4.500%, 12/01/33 (AMBAC Insured)		110,000	93,221
Chicago Illinois, O’Hare International Airport Revenue Bond, Series 2008 A, 4.500%, 01/01/38 (AGM Insured)		15,000	14,203
Eufaula Alabama, Series 2003 C, 4.000%, 08/15/12 (AMBAC Insured)		255,000	255,230
Michigan Tobacco Settlement Financial Authority, Series 2006 A, 7.309%, 06/01/34 [13]		390,000	313,232
San Jose California Redevelopment Agency Tax Allocation, Series 2006 C, 3.750%, 08/01/28 (National Insured)		35,000	27,455
San Jose California Redevelopment Agency Tax Allocation, Series 2006 C, 3.750%, 08/01/28 (BHAC Insured)		15,000	12,586
Virginia Tobacco Settlement Financing Corp., 6.706%, 06/01/46 [13]		1,055,000	768,271
Total Municipal Bonds (cost $2,330,415)			1,895,476
Asset-Backed Securities—2.8%
Centex Home Equity Loan, Series 2004-A, Class AF6, 4.270%, 01/25/34 [10]		258,319	233,922
Chase Issuance Trust, Series 2007-B1, Class B1, 0.480%, 04/15/19 (04/15/10) [7]		845,000	774,592
Chrysler Financial Lease Trust, Series 2010-A, Class B, 3.460%, 09/16/13 [3]		640,000	639,738
Citibank Credit Card Issuance Trust, Series 2008-C6, Class C6, 6.300%, 06/20/14		780,000	825,786
Countrywide Home Loans, Series 2002-S1, Class A5, 6.460%, 11/25/16 [11]		175,837	142,332
Marriott Vacation Club Owner Trust, Series 2009-2A, Class A, 4.809%, 07/20/31 [3]		1,073,361	1,076,505
Merrill Auto Trust Securitization, Series 2008-1, Class B, 6.750%, 04/15/15		200,000	207,284
Total Asset-Backed Securities (cost $3,790,017)			3,900,159
Mortgage-Backed Securities—0.7%
Credit Suisse Mortgage Capital, Series 2007-C5, Class A4, 5.695%, 09/15/40 [10]		300,000	269,527
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A3, 5.420%, 01/15/49		110,000	106,172
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A4, 5.818%, 06/15/49 [10]		220,000	211,408
LB-UBS Commercial Mortgage Trust, Series 2001-C3, Class A2, 6.365%, 12/15/28		320,000	334,345
Morgan Stanley Dean Witter Capital Inc., Series 2001-PPM, Class A2, 6.400%, 02/15/31		79,543	81,661
Total Mortgage-Backed Securities (cost $747,279)			1,003,113

Managers Fixed Income Fund

March 31, 2010

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount Shares	Value
Preferred Stocks—1.7%
FHLMC, Series F, 5.000%*	750	$1,162
FHLMC, Series V, 5.570%*	11,750	10,722
FHLMC, Series W, 5.660%*	3,450	2,898
FHLMC, Series R, 5.700%*	1,200	2,088
FHLMC, Series K, 5.790%*	2,250	4,298
FHLMC, Series O, 5.810%*	750	1,222
FHLMC, Series U, 5.900%*	1,700	1,530
FHLMC, Series P, 6.000%*	1,000	1,850
FHLMC, Series T, 6.420%*	700	1,337
FHLMC, Series Y, 6.550%*	3,300	3,267
FHLMC, Series Z, 8.375%*[10]	29,524	37,495
FNMA, Series M, 4.750%*	1,500	2,025
FNMA, Series L, 5.125%*	550	830
FNMA, Series I, 5.375%*	1,050	1,796
FNMA, Series H, 5.810%*	450	765
FNMA, Series Q, 6.750%*	700	651
FNMA, Series S, 8.250%*[10]	52,775	67,024
Newell Financial Trust I, 5.250%	13,455	544,928
Total Preferred Stocks (cost $2,871,941)		685,888
Short-Term Investments—5.4% [4]
BNY Institutional Cash Reserves Fund, Series A, 0.00% #,8	314,000	314,000
BNY Institutional Cash Reserves Fund, Series B* [8,15]	247,573	56,942
Dreyfus Cash Management Fund, Institutional Class Shares, 0.07%	5,182,977	5,182,977
JPMorgan Liquid Assets Money Market Fund, Capital Shares, 0.12%	2,024,174	2,024,174
Total Short-Term Investments (cost $7,768,724)		7,578,093
Total Investments—99.9% (cost $135,012,799)		139,228,905
Other Assets, less Liabilities—0.1%		140,394
Net Assets—100.0%		$139,369,299

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes and abbreviations are to be read in conjunction with the Schedules of Portfolio Investments previously presented in this report.

At March 31, 2010, the cost of securities for Federal income tax purposes and the gross aggregate unrealized appreciation and/or depreciation based on tax cost were approximately as follows:

Fund	Cost	Appreciation	Depreciation	Net
Managers AMG Chicago Equity Partners Mid–Cap Fund	$32,484,994	$6,671,174	$(607,113)	$6,064,061
Managers AMG Chicago Equity Partners Balanced Fund	16,071,756	2,257,447	(96,972)	2,160,475
Managers High Yield Fund	35,553,634	2,521,349	(1,083,597)	1,437,752
Managers Fixed Income Fund	135,036,303	8,286,188	(4,093,586)	4,192,602
Managers Short Duration Government Fund	332,281,896	3,727,878	(3,246,031)	481,847
Managers Intermediate Duration Government Fund	192,886,774	7,877,313	(2,952,440)	4,924,873

*	Non-income producing security
#	Rounds to less than 0.1%
[1]

Mortgage-backed obligations and other assets are subject to principal paydowns as a result of prepayments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity. The interest rate shown is the rate in effect at March 31, 2010.

[2]	Some or all of these securities were out on loan to various brokers as of March 31, 2010, amounting to:

Fund	Market Value	% of Net Assets
Managers AMG Chicago Equity Partners Mid–Cap Fund	$542,428	1.4%
Managers AMG Chicago Equity Partners Balanced Fund	71,442	0.4%
Managers High Yield Fund	9,595,653	28.1%
Managers Fixed Income Fund	537,514	0.4%
Managers Short Duration Government Fund	754,643	0.2%
Managers Intermediate Duration Government Fund	674,121	0.4%

[3]

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At March 31, 2010, the value of these securities amounted to the following:

Fund	Market Value	% of Net Assets
Managers High Yield Fund	$8,105,744	23.7%
Managers Fixed Income Fund	16,301,941	11.7%
Managers Short Duration Government Fund	102,285	0.0%#
Managers Intermediate Duration Government Fund	883,998	0.6%

[4]	Yield shown for an investment company represents the March 31, 2010, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[5]	Indicates yield to maturity at March 31, 2010.
[6]	Security pledged to cover margin requirements for open futures positions at March 31, 2010.
[7]	Floating Rate Security. The rate listed is as of March 31, 2010. Date in parenthesis represents the security’s next coupon rate reset.
[8]	Collateral received from brokers for securities lending was invested in this short-term investment.
[9]	All or part of security has been segregated for delayed delivery transactions.
[10]	Variable Rate Security. The rate listed is as of March 31, 2010 and is periodically reset subject to terms and conditions set forth in the debenture.
[11]	Step Bond. A debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.
[12]	Payment-in-kind security. A type of high yield debt instrument whose issuer has the option of making interest payments either in cash or in additional debt securities.
[13]

Illiquid Security. A security not readily convertible into cash such as a stock, bond or commodity that is not actively traded and would be difficult to sell in a current sale. The Funds may not invest more than 15% of their net assets in illiquid securities. All securities are valued by an independent pricing agent.

Notes to Schedules of Portfolio Investments (unaudited)—(Continued)

Fund	Market Value	% of Net Assets
Managers Fixed Income	$3,790,142	2.7%
[14]	Security is in default. Issuer has failed to make a timely payment of either principal or interest or has failed to comply with some provision of the bond indenture.
[15]

On September 12, 2008, The Bank of New York Mellon (“BNYM”) established a separate sleeve of the BNY Institutional Cash Reserves Fund (“ICRF”) (Series B) to hold certain Lehman Brothers floating rate notes. The Fund’s position in Series B is being marked to market daily.

[1] [6]

Convertible Bond: A corporate, usually a junior debenture that can be converted, at the option of the holder, for a specific number of shares of the company’s preferred stock or common stock. Convertible bonds market value at March 31, 2010, amounted to the following:

Fund	Market Value	% of Net Assets
Managers Fixed Income	$3,375,750	2.4%

Securities Transacted on a When Issued Basis

The Short Duration and Intermediate Duration Funds may enter into To Be Announced (“TBA”) sale commitments to hedge its portfolio positions or to sell mortgage-backed securities they own under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities, according to the procedures described under “Valuation of Investments,” in footnote 1a above. Each contract is marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at March 31, 2010 were as follows:

Fund	Principal/Share Amount	Security		Current Liability
Managers Short Duration Government Fund	$5,500,000	FNMA, 6.000	%, TBA	$5,800,784
	4,400,000	FNMA, 6.000	%, TBA	4,741,000
Totals				$10,541,784

Fair Value Measurements

Generally Accepted Accounting Principles (GAAP) define fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is as signed a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk)

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Notes to Schedules of Portfolio Investments (unaudited)—(Continued)

	Level 1	Level 2	Level 3	Total
Mid Cap
Investments in Securities
Common Stocks [1]	$37,274,597	—	—	$37,274,597
Short-Term Investments	1,237,722	$36,736	—	1,274,458

Total Investments in Securities	$38,512,319	$36,736	—	$38,549,055

Balanced
Investments in Securities
Common Stocks [1]	$11,302,752	—	—	$11,302,752
Fixed Income Securities [2]	—	$6,541,772	—	6,541,772
Short-Term Investments	381,177	6,530	—	387,707

Total Investments in Securities	$11,683,929	$6,548,302	—	$18,232,231

High Yield
Investments in Securities
Common Stocks [1]	$473,177	—	—	$473,177
Fixed Income Securities [2]	—	$32,743,487	—	32,743,487
Short-Term Investments	3,754,540	20,182	—	3,774,722

Total Investments in Securities	$4,227,717	$32,763,669	—	$36,991,386

Fixed Income
Investments in Securities
Fixed Income Securities [2]	—	$130,964,924	—	$130,964,924
Preferred Stocks	$685,888	—	—	685,888
Short-Term Investments	7,521,151	56,942	—	7,578,093

Total Investments in Securities	$8,207,039	$131,021,866	—	$139,228,905

Notes to Schedules of Portfolio Investments (unaudited)—(Continued)

Short Duration
Investments in Securities

U.S. Government and Agency Obligations	—	$291,997,497	—	$291,997,497
Mortgage-Backed and Interest Only Strips	—	19,715,461	—	19,715,461
Asset-Backed Securities	—	1,646,612	—	1,646,612
Short-Term Investments	$18,651,246	752,927	—	19,404,173

Total Investments in Securities	$18,651,246	$314,112,497	—	$332,763,743

Derivatives [3]
Interest rate contracts	$(747,710)	—	—	$(747,710)

Intermediate Duration
Investments in Securities
U.S. Government and Agency Obligations	—	$150,390,124	—	$150,390,124
Mortgage-Backed Securities	—	21,493,228	—	21,493,228
Short-Term Investments	$25,747,115	181,180	—	25,928,295

Total Investments in Securities	$25,747,115	$172,064,532	—	$197,811,647

Derivatives [3]
Interest rate contracts	$87,897	—	—	$87,897

[1]	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Portfolio Investments.
[2]

All fixed income securities held in the Fund are Level 2 securities. For a detailed break-out of fixed income securities by major industry classification, please refer to the Schedule of Portfolio Investments.

[3]

Derivative instruments not reflected in the Schedule of Portfolio Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation of the instrument.

Notes to Schedules of Portfolio Investments (unaudited)—(Continued)

Futures Contracts

The Short Duration and Intermediate Duration Funds may use interest rate futures contracts for risk management purposes in order to reduce the interest rate risk of fixed income securities. The Funds are subject to interest rate risk in the normal course of pursuing their investment objectives. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. On entering into a futures contract, either cash or securities in an amount equal to a certain percentage of the contract value (initial margin) must be deposited with the futures broker. Subsequent payments (variation margin) are made or received each day. The variation margin payments equal the daily changes in the contract value and are recorded as unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed or expires equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. The Funds had the following open futures contracts as of March 31, 2010:

Short Duration

The market value of assets pledged to cover margin requirements for the open futures positions at March 31, 2010 amounted to $749,361.

Type	Number of Contracts	Position	Expiration Month	Unrealized Gain/(Loss)
2-Year U.S. Treasury Note	95	Long	June 2010	$2,809
5-Year U.S. Treasury Note	10	Long	June 2010	(4,994)
10-Year U.S. Treasury Note	17	Long	June 2010	8,059
U.S. Treasury Long Bond	22	Short	June 2010	(18,274)
10-Year Interest Rate Swap	38	Short	June 2010	27,514
3-Month Eurodollar	23	Short	March 2011-March 2013	(106,520)
3-Month Eurodollar	77	Short	June 2010 – June 2013	(516,205)
3-Month Eurodollar	32	Short	September 2010 – September 2013	(186,692)
3-Month Eurodollar	6	Long	September 2011	44,360
3-Month Eurodollar	23	Short	December 2010 –December 2013	(103,827)
3-Month Eurodollar	11	Long	December 2010	106,060
Total				$(747,710)

Intermediate Duration

The market value of assets pledged to cover margin requirements for the open futures positions at March 31, 2010 amounted to $177,995.

Type	Number of Contracts	Position	Expiration Month	Unrealized Gain/(Loss)
2-Year U.S. Treasury Note	7	Short	June 2010	$92
5-Year U.S. Treasury Note	14	Long	June 2010	965
10-Year U.S. Treasury Note	101	Long	June 2010	22,294
5-Year Interest Rate Swap	21	Short	June 2010	7,822
10-Year Interest Rate Swap	6	Long	June 2010	(4,374)
U.S. Treasury Long Bond	3	Long	June 2010	2,477
3-Month Eurodollar	12	Short	March 2011 -March 2013	(19,867)
3-Month Eurodollar	25	Short	June 2010 – June 2013	(110,877)
3-Month Eurodollar	2	Long	September 2010	21,620
3-Month Eurodollar	12	Short	September 2011 –September 2013	(18,455)
3-Month Eurodollar	3	Long	December 2010	31,191
3-Month Eurodollar	14	Short	December 2011 – December 2013	(20,785)
Total				$87,897

Notes to Schedules of Portfolio Investments (unaudited)—(Continued)

Investments Abbreviations:

AGM:	Assured Guaranty Municipal Corp.
AMBAC:	American Municipal Bond Assurance Corp.
BHAC:	Berkshire Hathaway Assurance Corp.
DIP:	Debtor In Possession
FHLMC:	Federal Home Loan Mortgage Corp.
FNMA:	Federal National Mortgage Association
GMAC:	General Motors Acceptance Corp.
GNMA:	Government National Mortgage Association
GSR:	Goldman Sachs REMIC
MBIA:	Municipal Bond Investor Assurance Corp.
MTN:	Medium Term Notes
National:	National Public Finance Guarantee Group
IO:	Interest Only
TBA:	To Be Announced

Abbreviations have been used throughout the portfolios to indicate amounts shown in currencies of par values other than the U.S. dollar (USD):

AUD:	Australian Dollar
BRL:	Brazilian Real
CAD:	Canadian Dollar
ISK:	Iceland Krona
NZD:	New Zealand Dollar
MXN:	Mexican Peso
SGD:	Singapore Dollar

Security Ratings (unaudited):

The composition of debt holdings as a percentage of portfolio assets is as follows:

S&P/Moody’s Ratings	Gov’t/AAA	AA	A	B	BBB	BB	Below BB	Not Rated
Short Duration	99.8%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.2%
Intermediate Duration	97.6%	0.4%	0.0%	1.1%	0.8%	0.1%	0.0%	0.0%
High Yield	0.0%	0.0%	0.0%	47.2%	1.4%	33.4%	16.1%	1.9%
Fixed Income	25.6%	2.8%	19.1%	0.0%	42.6%	7.2%	2.5%	0.2%

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS TRUST II

By:	/S/ JOHN H. STREUR
John H. Streur, President

Date: May 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ JOHN H. STREUR
John H. Streur, President

Date: May 26, 2010

By:	/S/ DONALD S. RUMERY
Donald S. Rumery, Chief Financial Officer

Date: May 26, 2010